  As filed with the Securities and Exchange Commission on ^ December 29, 1995



                                              Securities Act File No. 33-4806
                                     Investment Company Act File No. 811-4636


                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ x ]


                      PRE-EFFECTIVE AMENDMENT NO.                        [   ]


                      POST-EFFECTIVE AMENDMENT NO. ^ 26                  [ x ]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ x ]


                             Amendment No. ^ 28                           [ x ]


                               The Galaxy Fund

              (Exact Name of Registrant as Specified in Charter)

                           ^ 4400 Computer Drive
                   ^ Westboro, Massachusetts ^ 01581-5108

                  (Address of Principal Executive Officers)


                      Registrant's Telephone Number:

                             (800) 628-0414

                         W. Bruce McConnel, III
                         DRINKER BIDDLE & REATH
                          1345 Chestnut Street
                  Philadelphia, Pennsylvania  19107

               (Name and Address of Agent for Service)


                                     Copy to:
                                   Neil Forrest
                                  Vice President

                 ^ First Data Investor Services Group ^, Inc.
                             ^ 4400 Computer Drive
                  ^ Westboro, Massachusetts ^ 01581-5108


It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (b)

     [X] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice with respect to the Money Market, Government, Tax-Exempt, U.S. Treasury, Institutional Treasury Money Market, Short-Term Bond, Intermediate Government Income, Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds for the fiscal year ended October 31, ^ 1995 was filed, as amended, on December 7, 1995.

   ^ This filing is being made only with respect to Trust Shares of the Registrant's Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund. As such, the Prospectuses and Statements of Additional Information for the Registrant's other portfolios and for Retail A and/or Retail B Shares of the Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund are not included in this filing.

                                 THE GALAXY FUND

                                   FORM N-1A

                            CROSS REFERENCE SHEET

                           PURSUANT TO RULE 495(a)


Part A
Item No.                              Prospectus Heading


1.   Cover Page                       Cover Page

2.   Synopsis                         Highlights and Expense Summary

3.   Condensed Financial
     Information                      Financial Highlights

4.   General Description of
     Registrant                      Highlights; Investment Objectives
                                     and Policies; Investment
                                     Limitations; Types of Obligations
                                     and Other Investment Information

5.  Management of the Fund           Management of the Fund(s);
                                     Investment Objectives and Policies;
                                     Investment Adviser; Authority to Act
                                     as Investment Adviser;
                                     Administrator; Custodian and
                                     Transfer Agent; Expenses;
                                     Performance and Yield; Miscellaneous

5A.  Management's Discussion of
     Fund Performance                Not Applicable

6.   Capital Stock and Other
     Securities                      Dividends and Distributions; Taxes;
                                     Description of Galaxy and Its
                                     Shares; Miscellaneous





7.   Purchase of Securities
     Being Offered                   How to Purchase and Redeem Shares;
                                     Distributor; General; Pricing of Shares

8.   Redemption or
     Repurchase                      How to Purchase and Redeem Shares;
                                     Distributor; Redemption of Shares


9.   Pending Legal
     Proceedings                     Not Applicable

                                 THE GALAXY FUND

                                   FORM N-1A

                            CROSS REFERENCE SHEET

                           PURSUANT TO RULE 495(a)


Part B                                Heading in Statement of
Item No.                              Additional Information


10.   Cover Page                      Cover Page

11.   Table of Contents               Table of Contents

12.   General Information and
      History                         Not Applicable


13.   Investment Objectives and
      Policies                        Investment Objectives and Policies


14.   Management of the Fund          Trustees and Officers; Expenses;
                                      Miscellaneous

15.   Control Persons and Principal
      Holders of Securities           See Prospectus-"Management of the
                                      Fund(s)"

16.   Investment Advisory and
      Other Services                  Advisory, Sub-Advisory,
                                      Administration, Custodian and
                                      Transfer Agency Agreements;
                                      Shareholder Services Plan;
                                      Distributor; Auditors; Counsel

17.   Brokerage Allocation and
      Other Practices                 Portfolio Transactions

18.  Capital Stock and Other
     Securities                       Description of Shares

19.   Purchase, Redemption and
      Pricing of Securities
      Being Offered                   Additional Purchase and Redemption
                                      Information; Description of Shares



20.   Tax Status                      Additional Information Concerning
                                      Taxes

21.   Underwriters                    Portfolio Transactions

22.   Calculation of
      Performance Data                Performance and Yield Information

23.   Financial Statements            Auditors

Part C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                                       TRUST

                                  THE GALAXY FUND





                               Short-Term Bond Fund

                     Intermediate ^ Government Income Fund

                             High Quality Bond Fund



                                   Prospectus

                                March 1, ^ 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             ___________________

                              TABLE OF CONTENTS

                                                     Page
                                                     ____
EXPENSE SUMMARY                                         4
FINANCIAL HIGHLIGHTS                                    5
INVESTMENT OBJECTIVES AND POLICIES                     10
    Short-Term Bond Fund                               10

   Intermediate ^ Government Income Fund               11

   High Quality Bond Fund                              12
   Special Risk Considerations                         14
   Other Investment Policies                           15
INVESTMENT LIMITATIONS                                 24
PRICING OF SHARES                                      25
HOW TO PURCHASE AND REDEEM SHARES                      26
   Distributor                                         26
   Purchase of Shares                                  26
   Redemption of Shares                                28
DIVIDENDS AND DISTRIBUTIONS                            28
TAXES                                                  29
   Federal                                             29
   State and Local                                     30
MANAGEMENT OF THE FUNDS                                30
   Investment Adviser                                  30
   Authority to Act as Investment Adviser              32
   Administrator                                       32
DESCRIPTION OF GALAXY AND ITS SHARES                   33
   Shareholder Services Plan                           34
   Affiliate Agreement for Sub-Account Services        35
CUSTODIAN AND TRANSFER AGENT                           35
EXPENSES                                               36
PERFORMANCE AND YIELD INFORMATION                      36
MISCELLANEOUS                                          38

                              THE GALAXY FUND


                                   For applications and
^ 4400 Computer Drive              information regarding initial
^ Westboro, Massachusetts          purchases and current
^ 01581-5108                       performance, call (800)
                                   628-0414. For additional purchases,
                                   redemptions, exchanges and other shareholder services, call (800) 628-0413.


The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes three series of Galaxy's shares (collectively, the "Trust Shares") which represent interests in three separate investment portfolios (individually, a "Fund," collectively, the "Funds") offered to investors by Galaxy, each having its own investment objective and policies:

The SHORT-TERM BOND FUND'S investment objective is to seek a high level of current income consistent with preservation of capital. Under normal market and economic conditions, the Fund will invest substantially all of its assets in investment grade debt obligations of domestic and foreign issuers rated at the time of purchase within the three highest ratings of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments.


The INTERMEDIATE ^ GOVERNMENT INCOME FUND'S investment objective is to seek the highest level of current income consistent with prudent risk of capital. Subject to this objective, the Fund's investment adviser will consider the total rate of return on portfolio securities in managing the Fund. Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investment grade debt obligations rated at the time of purchase within the three highest ratings of S&P or Moody's (or which, if unrated, are of comparable quality) and ^ "money market" instruments. The Fund was previously known as the Intermediate Bond Fund.

The HIGH QUALITY BOND FUND'S investment objective is to seek a high level of current income consistent with prudent risk of capital. Under normal market and economic conditions, the Fund will invest substantially all of its assets in high quality debt obligations that are rated at the time of purchase within the two highest ratings of S&P or Moody's (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments.


This Prospectus describes Trust Shares in each Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc.,and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue an additional series of shares ^, Retail A Shares, in the Intermediate Government Income Fund, and two additional series of shares, Retail A shares and Retail B Shares, in each of the Short-Term Bond Fund and High Quality Bond Fund (Retail A Shares and Retail B Shares are referred to herein collectively as "Retail Shares"). Retail Shares are offered under a separate prospectus primarily to individuals or corporations purchasing either for their own accounts or for the accounts of others and to Fleet Brokerage ^ Securities, Inc., Fleet Securities,
Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loans associations and broker/dealers on behalf of their customers. Trust Shares, Retail A
Shares and Retail B Shares in a Fund represent equal pro rata interests in the Fund, except they bear different expenses which reflect the difference in the range of services provided to them. See "Financial Highlights," "Management of the Funds" and "Description of Galaxy and Its Shares" herein.


Each of the Funds is distributed by 440 Financial Distributors, Inc. and advised by Fleet Investment Advisors Inc. (the "Investment Adviser" or "Fleet").

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This Prospectus sets forth concisely the information that prospective investors should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the Statement of Additional Information bearing the same date,
                                       -2-
has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by contacting Galaxy at its telephone numbers or address shown above. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
           BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
             SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
           EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
         ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               March 1, ^ 1996

                                 EXPENSE SUMMARY


Set forth below is a summary of (i) the shareholder transaction expenses imposed by ^ each Fund with respect to its Trust Shares, and (ii) the operating expenses for Trust Shares of each Fund. ^ Examples based on the table are also shown.



                                                          Intermediate                 High
                                  Short-Term              ^ Government              Quality
                                   Bond Fund             ^ Income Fund            Bond Fund
Shareholder Transaction Expenses (Trust Shares)            (Trust Shares)      (Trust
Shares)
_______________________________  ______________            _____________
______________
Sales Load                                None                     None             None
Sales Load on Reinvested Dividends        None                     None             None
Deferred Sales Load                       None                     None             None
Redemption Fees                           None                     None             None
Exchange Fees                             None                     None             None

Annual Fund Operating Expenses
(as a percentage of average net assets)
_______________________________________

Advisory Fees (After Fee Waivers)          .55%                    .55%             .55%
^ 12b-l Fees                               None                    None              None
Other Expenses (After Expense
  Reimbursements)                         ^. 29%                    .24%            .36%
                                           ____                     ____            ____
Total Fund Operating Expenses
  (After Fee Waivers and Expense
  Reimbursements)                          ^.84%                    .79%           .91%
                                           _____                    ____           ____
                                           _____                    ____           ____

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a ^ 5% annual return, and (2) redemption of your investment at the end of the following periods:

                                         1 Year       3 Years       5 Years       10 Years
                                        _______        _______       _______    ________
Short-Term Bond Fund (Trust Shares)       $ ^8           $26          $46         $102
Intermediate ^ Government Income Fund
  (Trust Shares)                          $ ^8           $25          $43        $^96
High Quality Bond Fund (Trust Shares)     $ ^9           $28          $49        $110





The Expense Summary and Example are intended to assist the investor in understanding the costs and expenses that an investor in the Funds will bear directly or indirectly. They are based on expenses incurred by each Fund during the last fiscal year, restated to reflect the expenses which each Fund expects to incur during the current fiscal year on its Trust Shares. Without voluntary fee waivers and/or expense reimbursements by the Investment Adviser and/or Administrator, "Advisory Fees" would be .75%, .75% and .75% and Total Fund Operating Expenses would be ^1.04%, .99% and 1.11% for Trust Shares of the Short-Term Bond, Intermediate ^ Government Income and High Quality Bond Funds, respectively. For more complete descriptions of these costs and expenses, see "Management of the Funds" and "Description of Galaxy and Its Shares" in this Prospectus and the financial statements and notes incorporated by reference ^ into the Statement of Additional Information.


THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.


                          FINANCIAL HIGHLIGHTS

This Prospectus describes the Trust Shares in each Fund. Galaxy is also authorized to issue an additional series of shares ^, Retail A Shares, in the Intermediate Government Income Fund, and two additional series of shares, Retail A Shares and Retail B Shares, in each of the Short-Term Bond Fund and High Quality Bond Fund. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares and Retail B Shares represent equal pro rata interests in ^ a Fund, except that (i) effective October 1, 1994 ^ Retail A Shares of ^ a Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate ^ not to exceed .15% of the average daily net asset value of ^ the Fund's outstanding Retail A Shares (currently, these fees are not paid with respect to a Fund's Trust Shares) ^, (ii) Retail B Shares of a Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B Shares at an annual rate not to exceed .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, and (iii) Trust Shares, Retail A Shares and Retail B Shares bear differing transfer agency expenses. Retail Shares are offered under a separate prospectus.

The financial highlights presented below for the Short-Term Bond, Intermediate ^ Government Income and High Quality Bond Funds have been audited by Coopers & Lybrand L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders dated October 31, ^ 1995. Such financial highlights should be read in conjunction with the financial statements contained in the Annual Report to Shareholders and incorporated by reference ^ into the Statement of Additional Information. Information in the financial highlights for periods prior to the fiscal year ended October 31, 1994 reflect the investment results of both Retail A Shares and Trust Shares of the Funds (Retail A Shares of the Intermediate ^ Government Income Fund were first offered during the fiscal year ended October 31, 1992). More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained without charge by contacting
Galaxy at its telephone numbers or address provided above.

                             Short-Term Bond Fund 1

              (For a share 2 outstanding throughout each period)



                                      Year Ended              Year Ended         Period
Ended
                                      October 31,            October 31,          October
31,
                               1995               1994            1993 2             1992
1,2
                               ______________________            ______
________
                                    Trust Shares
                                    ____________
Net Asset Value,
 Beginning of Period          $9.73             $10.30            $10.09
$10.00
                              _____             ______            ______
______
Income from Investment
 Operations:
  Net Investment Income 3,4    0.57               0.44              0.47
0.42
  Net realized and
  unrealized gain (loss)
  on investments               0.33              (0.51)             0.22
0.09
                              _____             ______            ______
______
   Total from Investment
    Operations:                0.90              (0.07)             0.69
0.51
                              _____             ______            ______
______
Less ^ Dividends:
  Dividends from net
 investment income            (0.57)             (0.44)           (0.47)
(0.42)
^ Dividends from net
 realized capital gains          --                 --            (0.01)                   -
-
^ Dividends in excess
 of net realized capital
   gains                         --              (0.06)              --                    -
-
                              _____             ______            ______
______

   Total ^ Dividends:         (0.57)             (0.50)           (0.48)
(0.42)
Net increase (decrease)
                              _____             ______            ______
______

 in net asset value            0.33              (0.57)            0.21
0.09
                              _____             ______            ______
______
Net Asset Value,
 End of Period               $10.06              $9.73           $10.30
$10.09
                              _____             ______            ______
______
                              _____             ______            ______
______

Total Return                   9.55%             (0.66%)         6.98%                5.21%
5


Ratios/Supplemental Data:
Net Assets, End of
 Period (000's)             $35,088            $39,843          $85,211
$57,403
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver      5.79%             4.45%             4.51%               5.77%
6
  Operating ^ expenses including
   reimbursement/waiver       0.74%             0.91%             0.86%               0.90%
6
  Operating expenses excluding
   reimbursement/waiver       1.02%             1.11%             1.06%               1.20%
6
Portfolio Turnover Rate        289%              233%              100%                114%
5


1  The Fund commenced operations on December 30, 1991.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
3 Net investment income per share ^ for Trust Shares before waiver of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1995 and 1994 were $0.54 and $0.42 ^, respectively.
4 Net investment income per share ^ before waiver and/or reimbursement of fees by the ^ Investment Adviser and/or ^ Administrator for the year ended October 31, 1993 and for the period ended October 31, 1992 were $0.45 and ^ $0.40 ^, respectively.
5  Not Annualized.
6  Annualized.

                  INTERMEDIATE ^ GOVERNMENT INCOME FUND1

            (For a share 2 outstanding throughout each period)



                                          Year Ended              Year Ended October 31, 2
                                                                  ________________________
                                          October 31,
                                     1995            1994            1993           1992
                                     ___________________             ___________________
                                         Trust Shares
                                        _____________
Net Asset Value,
  Beginning of Period               $9.68          $10.72          $10.83          $10.46
                                    _____          ______          ______          ______


 Income from Investment
 Operations:
  Net Investment Income  3,4         0.64           0.57             0.65            0.71

  Net realized and unrealized gain
    (loss) on investments            0.60          (1.03)            0.10            0.40
                                    _____          ______          ______          ______

    Total from Investment
     Operations                      1.24          (0.46)            0.75            1.11
                                    _____          ______          ______          ______

Less ^ Dividends:
  Dividends from net
   investment income                (0.64)         (0.56)           (0.64)         (0.74)

  ^ Dividends in excess of
     net investment income             --          (0.01)           (0.03)            --

  ^ Dividends from net realized
     capital gains                     --            --             (0.19)            --
  ^ Dividends in excess of net
     realized capital gains            --          (0.01)              --             --
                                    _____          ______          ______          ______

    Total ^ Dividends:              (0.64)         (0.58)           (0.86)         (0.74)
                                    _____          ______          ______          ______

Net increase (decrease) in
  net asset value                    0.60          (1.04)           (0.11)          0.37
                                    _____          ______          ______          ______


 Net Asset Value, End of Period    $10.28          $9.68           $10.72         $10.83
                                    _____          ______          ______          ______
                                    _____          ______          ______          ______

Total Return                       13.18%         (4.39%)           7.06%         10.95%

Ratios/Supplemental Data:
Net Assets, End of
 Period (000's)                  $186,037       $212,144         $447,359       $199,135

Ratios to average net assets:
  Net investment income including
    reimbursement/waiver            6.39%          5.61%            6.03%          6.52%
  Operating ^ expenses including
   reimbursement/waiver             0.73%          0.75%            0.80%          0.80%
  Operating expenses excluding
   reimbursement/waiver             0.94%          0.95%            1.00%          0.94%

Portfolio Turnover Rate              145%           124%             153%           103%


                                         Year Ended October 31, 2                  Period
                                         ________________________
                                                                                    Ended
                                     1991            1990           1989          October
                                     ___________________________________
                                                                                      31,
                                                                                 1988 1,2
                                                                                 ________
Net Asset Value,
  Beginning of Period               $9.73          $10.27         $10.40           $10.00
                                    _____          ______          ______          ______

 Income from Investment
  Operations:
  Net Investment Income  3,4         0.73            0.76           0.82             0.11

  Net realized and
   unrealized gain
   (loss) on investments             0.71          (0.56)           0.16             0.29
                                    _____          ______          ______          ______

   Total from Investment
    Operations                       1.44           0.20            0.98             0.40
                                    _____          ______          ______          ______

Less ^ Dividends:
  Dividends from net
   investment income                (0.71)         (0.74)          (0.96)             --

  ^ Dividends in excess of
   net investment income              --             --               --              --


  ^ Dividends from net realized
   capital gains                      --             --            (0.15)             --
  ^ Dividends in excess of net
   realized capital gains             --             --               --              --
                                    _____          ______          ______          ______

    Total ^ Dividends:             (0.71)         (0.74)           (1.11)             --
                                    _____          ______          ______          ______

Net increase (decrease) in
  net asset value                   0.73          (0.54)           (0.13)            0.40
                                    _____          ______          ______          ______

 Net Asset Value, End of Period    $10.46         $9.73           $10.27          $10.40
                                    _____          ______          ______          ______
                                    _____          ______          ______          ______

Total Return                       15.35%         2.06%           10.22%          3.90%
5

Ratios/Supplemental Data:
Net Assets, End
 of Period (000's)               $99,942        $80,645         $71,400          $58,318

Ratios to average net assets:
  Net investment income including
   reimbursement/waiver            7.25%          7.69%           8.19%          6.41%
6
  Operating ^ expenses including
   reimbursement/waiver            0.96%          0.98%           0.99%          0.98%
6
  Operating expenses excluding
   reimbursement/waiver            0.96%          0.96%           0.99%          1.00%
6

Portfolio Turnover Rate             150%           162%            112%            41% 5


1 The Fund (formerly known as the Intermediate Bond Fund) commenced operations on September 1, 1988.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
3 Net investment income per share ^ for Trust Shares before waiver of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1995 and 1994 were $0.62 and $0.54 ^, respectively.
4 Net investment income per share before waiver of fees by the ^ Investment Adviser and/or ^ Administrator for the ^ years ended October 31, 1993, 1992, 1990 and 1989 were $0.63 ^, $0.70 ^ $0.76, and ^ $0.82 ^, respectively.
5  Not Annualized.
6  Annualized.

                              High Quality Bond Fund 1

               (For a share 2 outstanding throughout each period)



                                           Year Ended
                                           October 31,          Year Ended       Period
Ended
                                        1995       1994       October 31, 2       October
31,
                                        _______________
                                         Trust Shares        1993       1992         1991
1,2
                                         ____________        _______________
________
Net Asset Value, Beginning of Period   $9.54     $11.37    $10.60     $10.35
$10.00
                                       _____     ______    ______     ______
______

Income from Investment Operations:
  Net Investment Income 3,4             0.64       0.65      0.66       0.68            0.64
  Net realized and unrealized gain
   (loss) on investments                1.09      (1.56)     0.93       0.36            0.33
                                       _____     ______    ______     ______
______

   Total from Investment
    Operations:                         1.73      (0.91)     1.59       1.04            0.97
                                       _____     ______    ______     ______
______

Less ^ Dividends:

  Dividends from net investment
   income                              (0.64)     (0.65)    (0.66)     (0.71)
(0.62)
  ^ Dividends from net realized
     capital gains                        --         --     (0.16)     (0.08)             --
  ^ Dividends in excess of net
     realized capital gains               --      (0.27)       --         --              --
                                       _____     ______    ______     ______
______

     Total ^ Dividends:                (0.64)      (0.92)    (0.82)    (0.79)
(0.62)
                                       _____     ______    ______     ______
______

Net increase (decrease) in net
 asset value                             1.09       (1.83)     0.77      0.25
0.35
                                       _____     ______    ______     ______
______

Net Asset Value, End of Period         $10.63       $9.54    $11.37    $10.60
$10.35
                                       _____     ______    ______     ______
______
                                       _____     ______    ______     ______
______

Total Return                           18.66%      (8.39%)   15.63%    10.32%
10.04%5


Ratios/Supplemental Data:
Net Assets, End of Period (000's)    $134,631    $118,776  $162,594  $108,774
$57,580
Ratios to average net assets:
 Net investment income including
  reimbursement/waiver                  6.33%       6.28%     5.98%     6.55%         7.25%
6
 Operating ^ expenses including
  reimbursement/waiver                  0.85%       0.78%     0.76%     0.87%         0.95%
6
 Operating expenses excluding
  reimbursement/waiver                  1.07%       0.98%     0.96%     0.94%         0.95%
6
Portfolio Turnover Rate                  110%        108%      128%      121%          145%
5


1 The Fund commenced operations on December 14, 1990.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
3 Net investment income per share ^ for Trust Shares before waiver of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1995 and 1994 were $0.62 and $0.63 ^, respectively.
4 Net investment income per share before waiver of fees by the ^ Investment Adviser and/or Administrator for the years ended October 31, 1993, 1992 and 1991 were $0.63, ^ $0.67 and $0.64^, respectively.
5 Not Annualized.
6 Annualized.

                         INVESTMENT OBJECTIVES AND POLICIES

The Investment Adviser will use its best efforts to achieve each Fund's investment objective, although their achievement cannot be assured. The investment objective of a Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program.

SHORT-TERM BOND FUND

The Short-Term Bond Fund's investment objective is to seek a high level of current income consistent with preservation of capital. The Fund will invest substantially all of its assets in corporate debt obligations of domestic and foreign corporations such as bonds and debentures, obligations convertible into common stock, "money market" instruments such as bank obligations and commercial paper, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and asset-backed and mortgage-backed securities. The Short-Term Bond Fund may also enter into interest rate futures contracts to hedge against changes in market values. See "Other Investment Policies."
Under normal market and economic conditions, at least 65% of the Fund's total assets will be invested in bonds and debentures, subject to the quality standards described below. The Fund will not invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations rated at the time of purchase within the three highest ratings of S&P or Moody's (or which, if unrated, are determined by the Investment Adviser to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better.When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high-quality, short-term money market instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

The Fund may also invest, from time to time, in Municipal Securities. The purchase of Municipal Securities may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pretax basis, is comparable to that of corporate or U.S. debt obligations. In addition, the Fund may invest in obligations issued or guaranteed by foreign governments or any of their political subdivisions or instrumentalities. Such obligations include debt obligations issued by Canadian Provincial Governments, which are similar to U.S. Municipal Securities except that the income derived therefrom is fully subject to U.S. Federal taxation. These instruments are denominated in either Canadian or U.S. dollars and have an established over-the-counter market in the United States. Also included are debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related governmental agencies. Examples of these include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers.

Under normal conditions the Fund's portfolio securities will have an average weighted maturity of less than three years.

The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. See "Other Investment Policies" below for information regarding additional investment policies of the Short-Term Bond Fund.


INTERMEDIATE ^ GOVERNMENT INCOME FUND

The Intermediate ^ Government Income Fund's investment objective is to seek the highest level of current income consistent with prudent risk of capital. Subject to this objective, Fleet will consider the total rate of return on securities in managing the Fund. The Fund will invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in corporate debt obligations, such as bonds and debentures, obligations convertible into common stock^ and "money market" instruments, such as bank obligations and commercial paper, ^ and in obligations of supranational banks. See "Investment Objectives and Policies --

Short-Term Bond Fund." The Fund may also invest, from time to time, in Municipal Securities. See "Investment Objectives and Policies -- Short-Term Bond Fund." The Intermediate Bond Fund may also enter into interest rate futures contracts to hedge against changes in market values. See "Other Investment Policies." The Fund will not invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, debt obligations rated, at the time of purchase, within the three highest ratings of S&P or Moody's (or which, if unrated, are determined by the Investment Adviser to be of comparable quality) and ^"money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. Notwithstanding the foregoing, under normal market and economic conditions, at least 65% of the Fund's assets will be invested in ^ debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.


In addition, the Fund may acquire obligations issued by Canadian Provincial Governments. See "Investment Objectives and Policies -- Short-Term Bond Fund."

The Investment Adviser expects that under normal market conditions the Fund's portfolio securities will have an average weighted maturity of three to ten years.


The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. See "Other Investment Policies" below for information regarding additional investment policies of the Intermediate ^ Government Income Fund.


HIGH QUALITY BOND FUND

The High Quality Bond Fund's investment objective is to seek a high level of current income consistent with prudent risk of capital. The Fund will invest substantially all of its assets in corporate debt obligations, such as bonds, debentures, obligations convertible into common stock, "money market" instruments such as bank obligations and commercial paper, in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in obligations of supranational banks. See "Investment Objectives and Policies -- Short-Term

Bond Fund." The Fund may also invest, from time to time, in Municipal Securities. See "Investment Objectives and Policies --Short-Term Bond Fund." The High Quality Bond Fund may also enter into interest rate futures contracts to hedge against changes in market values of fixed-income instruments that the Fund holds or intends to purchase. See "Other Investment Policies." At least 65% of the Fund's total assets will be invested in non-convertible bonds. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in high quality debt obligations that are rated, at the time of purchase, within the two highest ratings of S&P or Moody's (or, if unrated, are determined by the Investment Adviser to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to high quality debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated AA or A-2/P-2 or better. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

The Fund may also invest up to 5% of its total assets in dollar-denominated high quality debt obligations of U.S. companies issued outside the United States. In addition, the Fund may acquire high quality debt obligations issued by Canadian Provincial Governments. See "Investment Objectives and Policies -- Short-Term Bond Fund."

The Fund seeks to provide a current yield greater than that generally available from a portfolio of high quality short-term obligations. The High Quality
Bond Fund's average weighted maturity will vary from time to time depending on, among other things, current market and economic conditions and the comparative yields on instruments with different maturities. The Fund adjusts its average weighted maturity and its holdings of corporate and U.S. Government debt securities in a manner consistent with the Investment Adviser's assessment of prospective changes in interest rates. The success of this strategy depends upon the Investment Adviser's ability to predict changes in interest rates.

The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. The high quality credit criteria applied to the selection of portfolio securities are intended to reduce adverse price changes due to credit considerations. See "Other Investment Policies" below for information regarding additional investment policies of the High Quality Bond Fund.

SPECIAL RISK CONSIDERATIONS

Investments by the Short-Term Bond Fund in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks, including the difficulty of predicting interest rate patterns and fluctuations in currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Although the Short-Term Bond Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's foreign securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its foreign investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's foreign securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's foreign securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

OTHER INVESTMENT POLICIES


U.S. Government Obligations and Money Market Instruments

The Funds may, in accordance with their investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in ^"money market" instruments, including bank obligations and commercial paper.


Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.


Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Funds will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.


Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
The Funds may also purchase Rule 144A securities.  See "Investment
Limitations."


Types of Municipal Securities

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities.
General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

Variable and Floating Rate Municipal Securities

Municipal Securities purchased by the Funds may include rated and unrated variable and floating rate tax-exempt instruments. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Funds are subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

Repurchase and Reverse Repurchase Agreements

Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Galaxy's Board of Trustees. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Securities subject to repurchase agreements may bear maturities exceeding one year. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand by notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

Each Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

Securities Lending

Each Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, will be made only to borrowers deemed by the Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Investment Company Securities

The Funds may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other investment portfolios of Galaxy, and any other investment companies advised by the Investment Adviser. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

Interest Rate Futures Contracts

The Funds may enter into contracts (both purchases and sales) which provide for the future delivery of fixed-income securities (commonly known as interest rate futures contracts). The Funds will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Funds hold or intend to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission. The purchase of futures instruments in connection with securities which the Funds intend to purchase will require an amount of cash and/or U.S. Government obligations, equal to the market value of the outstanding futures contracts, to be deposited in a segregated account to collateralize the position and thereby insure that the use of such futures is unleveraged. Each Fund will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of each Fund's total assets may be covered by such contracts.

Transactions in futures as a hedging device may subject the Funds to a number of risks. Successful use of futures by the Funds is subject to the ability of the Investment Adviser to predict correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of futures contracts and movements in the price of the instruments being hedged. There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Funds may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which they hold or intend to purchase or may be unable to close a futures position in the event of adverse price movements. All income from investments in futures contracts will be taxable. Additional information concerning futures transactions, including special rules regarding the taxation of such transactions, is contained in Appendix B to the Statement of Additional Information.

When-Issued, Forward Commitment and Delayed Settlement Transactions


Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Each of the Funds may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of a Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Investment Adviser to manage the Fund may be adversely affected. The Funds do not intend to engage in "when-issued" purchases, "forward commitments" and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.


Stand-By Commitments

Each Fund may acquire "stand-by commitments" with respect to Municipal Securities held by them. Under a "stand-by commitment," a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. The Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield otherwise available for the same securities). "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

Asset-Backed Securities

Each Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. A Fund will not invest more than 10% of its total assets in asset-backed securities. See "Asset-Backed Securities" in the Statement of Additional Information.

Mortgage-Backed Securities

Each Fund may invest in mortgage-backed securities (including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of a Fund that invests in mortgage-backed securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates. To the extent that collateralized mortgage obligations are considered to be investment companies, investments in such obligations will be subject to the percentage limitations described under "Investment Company Securities" above.

Stripped Obligations

To the extent consistent with their investment objective, each of the Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers such as banks and other institutions are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. Obligations issued by the U.S. Government may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Guaranteed Investment Contracts

Each Fund may invest in guaranteed investment contracts ("GICs") issued by United
States and Canadian insurance companies. Pursuant to GICs, a Fund makes cash contributions to a deposit fund of the insurance company's general account.
The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Funds' limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

Bank Investment Contracts


Each Fund may invest in bank investment contracts ("BICs") issued by banks that meet the quality and asset size requirements for banks described above under ^"U.S. Government Obligations and Money Market Instruments." Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to the Funds' limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.


Portfolio Turnover

Each Fund may sell a portfolio investment soon after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes. See "Financial Highlights" and "Taxes -- Federal."

                           INVESTMENT LIMITATIONS

The following investment limitations are matters of fundamental policy and may not be changed with respect to any Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

  No Fund may:



  1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) each Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

  2.	Borrow money or issue senior securities, except from domestic banks for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing (provided that each Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 10% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

  3. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

  4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

In addition, the Funds may not purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

The Securities and Exchange Commission has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the limitation on purchases of illiquid instruments described under Investment Limitation No. 3 above, Rule 144A securities will not be considered illiquid if the Investment Adviser has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of the limitation.


                             PRICING OF SHARES

Net asset value per share of the Funds is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). The net asset value per share is determined on each day on which the Exchange is open for trading. Currently, the holidays which

Galaxy observes are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated separately for each series of shares by dividing the value of all securities and other assets attributable to a particular series of shares of a Fund, less the liabilities attributable to shares of that series of the Fund, by the number of outstanding shares of that series of the Fund.


The Funds' assets are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by Galaxy's Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.


                        HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


Shares in each Fund are sold on a continuous basis by Galaxy's distributor, 440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of ^
First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial). The Distributor is a registered broker/dealer with principal offices located at ^ 290 Donald Lynch Boulevard, Marlboro, Massachusetts ^ 01752.


PURCHASE OF SHARES

The Trust Shares described in this Prospectus are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of Fleet
Financial Group, Inc., and to participants in employer-sponsored defined contribution plans ("Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions.

The Institution is responsible for transmitting to the Distributor orders for purchases of Trust Shares and for wiring required funds in payment to Galaxy's custodian on a timely basis. The Distributor is responsible for transmitting such orders to Galaxy's transfer agent for execution. Beneficial ownership of Trust Shares will be recorded by the Institution and reflected in the account statements it provides to its Customers. Confirmations of purchases and redemptions of Trust Shares will be sent to the appropriate Institution. Purchases of Trust Shares will be effected only on days on which the Distributor, Galaxy's custodian and the purchasing Institution are open for business ("Business Days").

A purchase order for Trust Shares received by the Distributor on a Business Day prior to the close of regular trading hours on the Exchange (currently, 4:00 p.m. Eastern Time) will be priced at the net asset value determined on that day, provided that Galaxy's custodian receives the purchase price in Federal funds or other immediately available funds prior to 4:00 p.m. on the following Business Day, at which time the order will be executed. If funds are not received by such date and time, the order will not be accepted and notice thereof will be given promptly to the Institution which submitted the order. Payments for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution. If an Institution accepts a purchase order from its Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the foregoing procedures.

Galaxy reserves the right to reject any purchase order, in whole or in part.
 The issuance of Trust Shares is recorded on the books of the Funds and share certificates will not be issued.

Customers may purchase Trust Shares through procedures established by Institutions in connection with the requirements of their Customer accounts. Such accounts may include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Investors should contact their Institution (or in the case of employee plans, their employer) for further information concerning the types of eligible Customer accounts and the related purchase and redemption procedures.

Although Galaxy does not impose any minimum initial or subsequent investment requirement with respect to Trust Shares, Institutions may impose such requirements on the accounts maintained by their Customers, and may also require that Customers maintain minimum account balances with respect to Trust Shares.

Trust Shares of the Funds may also be available for purchase through different types of retirement plans offered by the Institutions to their Customers. Information pertaining to such plans is available directly from the Institution.

REDEMPTION OF SHARES

Customers may redeem all or part of their Trust Shares in accordance with procedures governing their accounts at their Institution. It is the responsibility of the Institution to transmit redemption orders to the Distributor and to credit its Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Galaxy, although the Institution may charge its Customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from the Institution.

Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the Distributor. Payment for redemption orders received by the Distributor on a Business Day will normally be wired the following Business Day to the Institution. Payment for redemption orders which are received on a non-Business Day will normally be wired to the Institution on the next Business Day. However, in both cases Galaxy reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.

Each Fund reserves the right to redeem shares in any account at their net asset value involuntarily, upon 60 days' written notice, if the value of the account is less than $250 as a result of redemptions.



                         DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income of the Funds are declared daily and paid monthly. Net realized capital gains are distributed at least annually.


Dividends and distributions will be paid in cash. Customers may elect to have their dividends reinvested in additional Trust Shares of a Fund at the net asset value of such shares on the payment date. Such election, or any revocation thereof, must be communicated in writing by an Institution on behalf of Customers to Galaxy's transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends to Customers will be in accordance with the procedures governing such Customers' accounts at their Institution.


                                   TAXES

FEDERAL

    In General

Each Fund qualified during its last taxable year and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves a Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, a Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of each Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to each Fund's shareholders who are not currently exempt from Federal income taxes, whether such dividends are received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) It is anticipated that no part of any distribution will qualify for the dividends received deduction for corporations.

Distribution by a Fund of the excess of its net long-term capital gain over its respective net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares and whether such gains are received in cash or reinvested in additional shares. Such distributions are not eligible for the dividends received deduction.

Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

If you are considering buying shares of a Fund on or just before the record date of a capital gain distribution, you should be aware that the amount of the forthcoming distribution payment, although in effect a return of capital, generally will be taxable to you.

A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

The foregoing summarizes some of the important Federal tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences than those of the Federal income tax law described above.


                             MANAGEMENT OF THE FUNDS

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Funds' Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER


Fleet, with principal offices at ^ 50 Kennedy Plaza, 2nd Floor, Providence, Rhode Island 02903, serves as the Investment Adviser to the Funds. Fleet, which commenced operations in 1984, also provides investment management and advisory services to Fleet Trust Company and other individual and institutional clients, and manages the other investment portfolios of Galaxy: the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Treasury Money Market,

Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, Asset Allocation, Growth and Income, Small Cap Value, Corporate Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets of approximately ^ $____ billion at ^___________, 1995.


Subject to the general supervision of Galaxy's Board of Trustees and in accordance with each Fund's investment policies, Fleet manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities and maintains related records.

The portfolio manager of the Short-Term Bond Fund and the High Quality Bond Fund, Kenneth W. Thomae, is primarily responsible for the day-to-day management of their investment portfolios. Mr. Thomae, a Vice President, has been with Fleet and its predecessors since 1985 and has been the Funds' portfolio manager since their inception.


The Intermediate ^ Government Income Fund's portfolio manager, Bruce R.
Barton, is primarily responsible for the day-to-day management of that Fund's investment portfolio. Mr. Barton, a Senior Vice President, has been with Fleet and its predecessors since 1984 and has been the Fund's portfolio manager since its inception.


For the services provided and expenses assumed with respect to the Funds, the Investment Adviser is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .75% of the average daily net assets of each Fund. The fee for the Funds is higher than fees paid by most other mutual funds, although the Board of Trustees of Galaxy believes that it is not higher than average advisory fees paid by funds with similar investment objectives and policies.


Fleet may from time to time, in its discretion, waive advisory fees payable by the Funds in order to help maintain a competitive expense ratio and may from time to time allocate a portion of its advisory fees to Fleet Trust Company or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and other services which they provide to beneficial shareholders. Fleet is currently waiving a portion of the advisory fees payable to it by the Short-Term Bond, Intermediate ^ Government Income and High Quality Bond Funds such that it is entitled to receive an advisory fee at the annual rate of .55% of each such Fund's average daily net assets, but Fleet may, in its discretion, revise or discontinue this waiver at any time. For the fiscal year ended October 31, ^ 1995, Fleet received advisory fees (after fee waivers) at the effective annual rates of
 .45%, .53% and .53% of the Short-Term Bond FundOs, Intermediate Government Income FundOs and High Quality Bond Fund's average daily net assets, respectively.

AUTHORITY TO ACT AS INVESTMENT ADVISER

Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as shares of the Funds, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. The Investment Adviser, custodian and Institutions which have agreed to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is anticipated, however, that any resulting change in the Funds' method of operation would not affect a Fund's net asset value per share or result in financial loss to any shareholder. State securities laws on this issue may differ from federal law and banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATOR




^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Funds' administrator. ^ First Data is a wholly-owned subsidiary of ^ First Data Corporation.

^ First Data generally assists the Funds in their administration and operation.
^
First Data also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, ^ First Data is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of
 .09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .08% of combined average daily net assets over $5 billion. In addition, ^ First Data also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, ^ First Data may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. ^ For the fiscal year ended October 31, ^ 1995, the Short-Term Bond Fund, Intermediate ^ Government Income Fund and High Quality Bond Fund paid administration fees at the effective rate of ^.088% of each Fund's average daily net assets.


                       DESCRIPTION OF GALAXY AND ITS SHARES

Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each ^ series ^ of the Funds as follows:
Class D shares (Trust Shares) and Class D-Special Series 1 shares (Retail A Shares), both series representing interests in the Intermediate ^ Government Income Fund; Class J-Series 1 shares (Trust Shares) ^, Class J-Series 2 shares (Retail ^ A Shares) and Class J-Series 3 shares (Retail B shares), each series representing interests in the High Quality Bond Fund; and Class L-Series 1 shares (Trust Shares) ^, Class L-Series 2 shares (Retail ^ A Shares) and Class L-Series 3 shares (Retail B shares), each series representing interests in the Short-Term Bond Fund. Each Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Funds' Retail Shares and these other portfolios, which are offered through separate prospectuses, contact the Distributor at (800) 628-0414.

Shares of each series in a Fund bear their pro rata portion of all operating expenses paid by that Fund except as follows. Holders of a Fund's Retail A Shares bear the fees that are paid to Institutions under Galaxy's Shareholder Services Plan described below. Holders of Retail B Shares of the Short-Term Bond Fund and High Quality Bond Fund bear the fees described in the prospectus for such shares that are paid under Galaxy's Distribution and Services Plan at an annual rate not to exceed .80% of the average daily net asset value of a Fund's outstanding Retail B Shares. Currently, these payments are not made with respect to a Fund's Trust Shares ^. In addition, shares of each series in a Fund bear differing transfer agency expenses. The differences in the expenses paid by the respective series will affect their performance. Standardized yield and total return quotations are computed separately for each series of shares.

^ Retail A Shares of the Funds are sold with a maximum front-end sales charge of 3.75%. Retail B Shares of the Short-Term Bond Fund^ and High Quality Bond Fund^ are sold with a maximum contingent deferred sales charge of 5.0%. Retail A and Retail B Shares have certain exchange and other privileges which are not available with respect to Trust Shares.


Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related Fund with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Galaxy's Board of Trustees.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

SHAREHOLDER SERVICES PLAN


Galaxy intends to enter into service agreements with Institutions (including Fleet Bank and its affiliates) pursuant to which Institutions will render certain administrative and support services to Customers who are the beneficial owners of Retail A Shares. Such services will be provided to Customers who are the beneficial owners of Retail A Shares and are intended to supplement the services provided by Galaxy's administrator and transfer agent to the shareholders of record of the Retail A Shares. In consideration for payment of up to .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of the following services to such Customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from a Fund; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to Customers. In consideration for payment of up to a separate .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of these additional services to such Customers; providing Customers with information as to their positions in Retail A Shares; responding to Customer inquiries; and providing a service to invest the assets of Customers in Retail A Shares. These services are described more fully in Galaxy's Statement of Additional Information under "Shareholder Services Plan."

Although the Shareholder Services Plan has been approved with respect to both Retail A Shares and Trust Shares of the Funds, as of the date of this Prospectus, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of each Fund, and to limit the payment under these servicing agreements for each Fund to no more than .15% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by Customers of Institutions. Galaxy understands that Institutions may charge fees to their Customers who are owners of Retail A Shares in connection with their accounts with such Institutions. Any such fees would be in addition to any amounts which may be received by an Institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, Institutions are required to provide their Customers with a schedule of any fees that they may charge in connection with Customer investments in Retail A Shares.

AFFILIATE AGREEMENT FOR SUB-ACCOUNT SERVICES

^ First Data has entered into an agreement with Fleet Trust Company, an affiliate of the Investment Adviser, pursuant to which Fleet Trust Company performs certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of each Fund held by defined contribution plans, including: maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Fleet Trust Company is compensated by ^ First Data for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Funds to ^ First Data have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of these Funds indirectly bear these fees.


                        CUSTODIAN AND TRANSFER AGENT

The Chase Manhattan Bank, N.A., located at 1 Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Chase Manhattan may employ sub-custodians for the Short-Term Bond Fund upon approval of the Trustees in accordance with the regulations of the SEC, for the purpose of providing custodial services for the Fund's foreign assets held outside the United States. ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), a wholly-owned subsidiary of ^ First Data Corporation, serves as the Funds' transfer and dividend disbursing agent. Services performed by both entities for the Funds are described in the Statement of Additional Information. Communications to ^ First Data should be directed to ^ First Data at P.O. Box 15108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.


                                     EXPENSES


Except as noted below, Fleet and ^ First Data bear all expenses in connection with the performance of their services for the Funds. Galaxy bears the expenses incurred in the Funds' operations. Such expenses include taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with ^ First Data); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                      PERFORMANCE AND YIELD INFORMATION

From time to time, in advertisements or in reports to shareholders, the performance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant bond indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.


Performance and yield data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature, may also be used in comparing the performance and yields of the Funds. The performance and yield data ^ will be calculated separately for Trust Shares, Retail A Shares and Retail B Shares of the Funds.


The standard yield is computed by dividing a Fund's average daily net investment income per share during a 30-day (or one month) base period identified in the advertisement by the net asset value per share on the last day of the period, and annualizing the result on a semi-annual basis. The Funds may also advertise their "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested.

The Funds may also advertise their performance using "average annual total return" over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of a Fund's operations, or on a year-by-year basis. Each Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in a Fund for the specified period. Both methods of calculating total return assume that dividend and capital gain distributions made by a Fund during the period are reinvested in Fund shares.

Performance and yields of the Funds will fluctuate and any quotation of performance or yield should not be considered as representative of future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions.

Any additional fees charged by Institutions with respect to accounts of Customers that have invested in Trust Shares of a Fund will not be included in calculations of yield and performance.

                              MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.


As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of either Galaxy or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of Galaxy or such Fund (irrespective of series designation), or (b) 67% or more of the shares of Galaxy or such Fund (irrespective of series designation) present at a meeting if more than 50% of the outstanding shares of Galaxy or such Fund (irrespective of series designation) are represented at the meeting in person or by proxy.


The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

Inquiries regarding the Funds may be directed to Galaxy at (800) 628-0414 (applications and information concerning initial purchases and current performance) or (800) 628-0413 (additional purchases, redemptions, exchanges and other shareholder services).

                                                                          TRUST




                                 THE GALAXY FUND




                              Short-Term Bond Fund








                                   Prospectus


                                March 1, ^ 1996

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Distributor. This Prospectus does not constitute an offering by the Fund or by its Distributor in any jurisdiction in which such offering may not lawfully be made.


                        _________________________

                           TABLE OF CONTENTS

                                                          Page
                                                          ____

EXPENSE SUMMARY                                              3
FINANCIAL HIGHLIGHTS                                         4
INVESTMENT OBJECTIVE AND POLICIES                            6
  In General                                                 6
  Other Investment Policies                                  7
INVESTMENT LIMITATIONS                                      17
PRICING OF SHARES                                           18
HOW TO PURCHASE AND REDEEM SHARES                           19
  Distributor                                               19
  Purchase of Shares                                        19
  Redemption of Shares                                      21
DIVIDENDS AND DISTRIBUTIONS                                 21
TAXES                                                       22
  Federal                                                   22
  State and Local                                           23
MANAGEMENT OF THE FUNDS                                     23
  Investment Adviser                                        23
  Authority to Act as Investment Adviser                    24
  Administrator                                             25
DESCRIPTION OF GALAXY AND ITS SHARES                        25
CUSTODIAN AND TRANSFER AGENT                                28
EXPENSES                                                    28
PERFORMANCE AND YIELD INFORMATION                           29
MISCELLANEOUS                                               30

                              THE GALAXY FUND


                                  For applications and
^ 4400 Computer Drive             information regarding initial
^ Westboro, Massachusetts         purchases and current
^ 01581-5108                      performance, call (800)
                                  628-0414.  For additional purchases,
                                  redemptions, exchanges and other shareholder services, call (800) 628-0413.


The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes a series of Galaxy's shares ("Trust Shares") which represent interests in the Short-Term Bond Fund (the "Fund") offered by Galaxy.


The Fund's investment objective is to seek a high level of current income consistent with preservation of capital. Under normal market and economic conditions, the Fund will invest substantially all of its assets in investment grade debt obligations of domestic and foreign issuers rated at the time of purchase within the three highest ratings of Standard & Poor's ^ Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments.

This prospectus describes Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue ^ two additional series of shares in the Fund ^, Retail A Shares and Retail B Shares (Retail A Shares and Retail B Shares are referred to herein collectively as "Retail Shares"). Retail Shares are offered under a separate prospectus primarily to individuals or corporations purchasing either for their own accounts or for the accounts of others and to Fleet Brokerage ^ Securities, Inc., Fleet Securities, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loans associations and broker/dealers on behalf of their customers. Trust Shares, Retail A Shares and Retail B Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the ^ difference in the range of services provided to them. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

The Fund is distributed by 440 Financial Distributors, Inc. and advised by Fleet Investment Advisors Inc. (the "Investment Adviser" or "Fleet").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This Prospectus sets forth concisely the information that prospective investors should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in the Statement of Additional Information bearing the same date, has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by contacting Galaxy at its telephone numbers or address shown above. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

                    _____________________________

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
        BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
        EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
      ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             March 1, ^ 1996

                                EXPENSE SUMMARY


Set forth below is a summary of (i) the shareholder transaction expenses imposed by the Fund with respect to its Trust Shares, and (ii) the ^ operating expenses for Trust Shares of the Fund. ^ Examples based on the table are also shown.

                                                 SHORT-TERM
                                                  BOND FUND
SHAREHOLDER TRANSACTION EXPENSES               (TRUST SHARES)
________________________________               ______________
Sales Load                                            None
Sales Load on Reinvested Dividends                    None
Deferred Sales Load                                   None
Redemption Fees                                       None
Exchange Fees                                         None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
_______________________________________

Advisory Fees
  After Fee Waivers                                   .55%
^ 12b-l Fees                                          None
Other Expenses (After
  Expense Reimbursements)                            ^.29%
                                                     _____
Total Fund Operating Expenses
  (After Fee Waivers and
  Expense Reimbursements)                            ^.84%
                                                     _____
                                                     _____

Example: You would pay the following expenses on a $1,000 investment, assuming (1) a ^ 5% annual return, and (2) redemption of your investment at the end of the following periods:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                 ______     _______     _______     ________

Short-Term Bond Fund
  (Trust Shares)                 ^ $8         $26         $46         $102



The Expense Summary and Example are intended to assist the investor in understanding the costs and expenses that an investor in Trust Shares of the Fund will bear directly or indirectly. They are based on expenses incurred by the Fund during the last fiscal year, restated to reflect expenses which the Fund expects to incur during the current fiscal year on its Trust Shares. Without voluntary fee waivers and expense reimbursements by the Investment Adviser, Advisory Fees would be .75% and Total Fund Operating Expenses would be ^1.04% for Trust Shares of the Fund. For more complete descriptions of these costs and expenses, see "Management of the Fund" and "Description of Galaxy and Its Shares" in this Prospectus and the financial statements and notes incorporated by reference ^ into the Statement of Additional Information.

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.


                          FINANCIAL HIGHLIGHTS


This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue ^ two additional series of shares in the Fund, Retail ^ A Shares and Retail B Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares and Retail B Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994^, Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate ^ not to exceed .15% of the average daily net asset value of the Fund's outstanding Retail A Shares (currently, these fees are not paid with respect to the Fund's Trust Shares) ^, (ii) Retail B Shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B shares at an annual rate not to exceed .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, and (iii) Trust Shares, Retail A Shares and Retail B Shares bear differing transfer agency expenses. Retail Shares are offered under a separate prospectus.

The financial highlights presented below have been audited by Cooper's & Lybrand L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders dated October 31, ^ 1995. Such financial highlights should be read in conjunction with the financial statements contained in the Annual Report to Shareholders and incorporated by reference ^ into the Statement of Additional Information. Information in the financial highlights for periods prior to the fiscal year ended October 31, 1994 reflect the investment results of both Trust Shares and Retail A Shares of the Fund. More information about the performance of the Fund is also contained in the Annual Report to Shareholders, which may be obtained without charge by contacting Galaxy at its telephone numbers or address provided above.

                             SHORT-TERM BOND FUND 1

              (FOR A SHARE 2 OUTSTANDING THROUGHOUT THE PERIOD)



                                                                Year Ended     ^ Period
Ended
                               Year Ended October 31,           October 31,       October
31,
                               1995             1994                1993            1992 1,
2
                               _____________________            __________
____________
                                    Trust Shares
                                    ____________
Net Asset Value,
 Beginning of Period        $ ^ 9.73          $10.30              $10.09
$10.00
                            ________          ______              ______
______
Income from Investment
 Operations
  Net Investment
   Income 3,4                   0.57            0.44                0.47
0.42
  Net realized and
   unrealized
   gain (loss) on
    investments                 0.33           (0.51)               0.22
0.09
                            ________          ______              ______
______
   Total from Investment
    Operations:                 0.90           (0.07)               0.69
0.51
                            ________          ______              ______
______

Less ^  Dividends:

  Dividends from net
    investment income          (0.57)          (0.44)               (0.47)
(0.42)
^ Dividends from net
    realized capital gains        --              --                (0.01)                 -
-
^ Dividends in excess of
    net realized capital gains    --           (0.06)                  --                  -
-
                            ________          ______               ______
______

    Total ^ Dividends:         (0.57)          (0.50)               (0.48)
(0.42)
                            ________          ______               ______
______

Net increase (decrease) in net
    asset value                 0.33           (0.57)                0.21
0.09
                            ________          ______               ______
______
Net Asset Value, End
 of Period                    $10.06          $ 9.73             ^ $10.30            ^
$10.09
                            ________          ______               ______
______
                            ________          ______               ______
______

Total Return                   9.55%          (0.66%)               6.98%
5.21% 5

Ratios/Supplemental Data:
Net Assets, End of
 Period (000's)             $35,088          $39,843              $85,211
$57,403


Ratios to average net
 assets:
  Net investment income
   including
   reimbursement
   /waiver                 5.79%             4.45%               4.51%                5.77%
6

  Operating ^ expenses
   including
   reimbursement/waiver   0.74%              0.91%               0.86%                0.90%
6

  Operating expenses
   excluding
   reimbursement/waiver   1.02%              1.11%               1.06%                1.20%
6

Portfolio Turnover Rate    289%              2.33%                100%                 114%
5

_______________

1  The Fund commenced operations on December 30, 1991.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
3 Net investment income per share for Trust Shares before waiver and/or of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1995 and 1994 were $0.54 and $0.42 ^, respectively.
4 Net investment income per share before waiver and/or reimbursement of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1993 and for the period ended October 31, 1992 were $0.45 and ^ $0.40 ^, respectively.
5  Not Annualized.
6  Annualized.

                      INVESTMENT OBJECTIVE AND POLICIES

IN GENERAL


The Fund's investment objective is to seek a high level of current income consistent with preservation of capital. The Fund will invest substantially all of its assets in corporate debt obligations of domestic and foreign corporations, such as bonds and debentures, obligations convertible into common stock, "money market" instruments such as bank obligations and commercial paper, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and asset-backed and mortgage-backed securities. The Fund may also enter into interest rate futures contracts to hedge against changes in market values. See "Other Investment Policies." Under normal market and economic conditions, at least 65% of the Fund's total assets will be invested in bonds and debentures, subject to the quality standards described below. The Fund will not invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations rated at the time of purchase within the three highest ratings of S&P or Moody's (or which, if unrated, are determined by the Investment Adviser to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high-quality, short-term money market instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.


The Fund may also invest, from time to time, in municipal securities.
The purchase of municipal securities may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pretax basis, is comparable to that of corporate or U.S. debt obligations. In addition, the Fund may invest in obligations issued or guaranteed by foreign governments or any of their political subdivisions or instrumentalities. Such obligations include debt obligations issued by Canadian Provincial Governments, which are similar to U.S. municipal securities except that the income derived therefrom is fully subject to U.S.

Federal taxation. These instruments are denominated in either Canadian or U.S. dollars and have an established over-the-counter market in the United States. Also included are debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related governmental agencies. Examples of those include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers.

Under normal conditions the Fund's portfolio securities will have an average weighted maturity of less than three years.

The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. See "Other Investment Policies" below for information regarding additional investment policies of the Short-Term Bond Fund.

The Investment Adviser will use its best efforts to achieve the Fund's investment objective, although its achievement cannot be assured. The investment objective of the Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program.


 OTHER INVESTMENT POLICIES


U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in ^ "money market" instruments, including bank obligations and commercial paper.

Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.




Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S.
banks only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.




Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations."


Types of Municipal Securities

The two principal classifications of municipal securities which may be held by the Fund are "general obligation" securities and "revenue" securities.
 General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Variable and Floating Rate Municipal Securities

Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt instruments.

There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Fund are subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

Repurchase and Reverse Repurchase Agreements

The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Galaxy's Board of Trustees. The Fund will not enter into repurchase agreements with Fleet or any of its affiliates. Securities subject to repurchase agreements may bear maturities exceeding one year. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand by notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

Securities Lending

The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, will be made only to borrowers deemed by the Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

Investment Company Securities

The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act").
 The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, and any other investment companies advised by the Investment Adviser. Any change by the Fund in the future with respect to its policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

Interest Rate Futures Contracts

The Fund may enter into contracts (both purchases and sales) which provide for the future delivery of fixed-income securities

(commonly known as interest rate futures contracts). The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Fund holds or intend to purchase. The Fund will engage in futures transactions only to the extent permitted by the Commodity
Futures Trading Commission ("CFTC") and the Securities and Exchange
Commission ("SEC"). The purchase of futures instruments in connection with securities which the Fund intends to purchase will require an amount of cash and/or U.S. Government obligations, equal to the market value of the outstanding futures contracts, to be deposited in a segregated account to collateralize the position and thereby insure that the use of such futures is unleveraged. The Fund will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of the Fund's total assets may be covered by such contracts.

Transactions in futures as a hedging device may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of futures contracts and movements in the price of the instruments being hedged. There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which the Fund holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Additional information concerning futures transactions is contained in Appendix B to the Statement of Additional Information.

When-Issued, Forward Commitment and Delayed Settlement Transactions

The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Fund may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Investment Adviser to manage the Fund may be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.

Asset-Backed Securities

The Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities.
The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. The Fund will not invest more than 10% of its total assets in asset-backed securities. See "Asset-Backed Securities" in the Statement of Additional Information.

Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities (including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations, such as the Government National Mortgage Association ("GMNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund from investing in mortgaged-backed securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

Other Mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage obligations are considered to be investment companies, investments in such obligations will be subject to the percentage limitations described under "Investment Company Securities" above.

Stripped Obligations


To the extent consistent with its investment objective, the Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.


SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. Obligations issued by the U.S. Government may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Guaranteed Investment Contracts

The Fund may invest in guaranteed investment contracts ("GICs") issued by United States and Canadian insurance companies. Pursuant to GICs, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

Bank Investment Contracts


The Fund may invest in bank investment contracts ("BICs") issued by banks that meet the quality and asset size requirements for banks described above under ^"U.S. Government Obligations and Money Market Instruments." Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.


Foreign Securities

Investments by the Fund in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's foreign securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its foreign investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's foreign securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's foreign securities in their local markets. In addition to favorable and unfavorable currency exchange-rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Portfolio Turnover

The Fund may sell a portfolio investment soon after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes. See "Financial Highlights" and "Taxes -- Federal."


                        INVESTMENT LIMITATIONS

The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

   The Fund may not:

   1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and
(ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.


   2. Borrow money or issue senior securities, except from domestic banks for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 10% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while ^ borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.


   3. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

   4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

In addition, the Fund may not purchase any securities which would cause
25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

The Securities and Exchange Commission has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 10% limitation on purchases of illiquid instruments described under Investment Limitation No. 3 above, Rule 144A securities will not be considered illiquid if the Investment Adviser has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of the limitation.


                               PRICING OF SHARES


Net asset value per share of the Fund is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value per share is determined on each day on which the Exchange is open for trading. Currently, the holidays which Galaxy observes are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share of the Fund for purposes of pricing sales and redemptions is calculated separately for each series of shares by dividing the value of all securities and other assets attributable to a particular series of shares of the Fund, less the liabilities attributable to the shares of that series of the Fund, by the number of outstanding shares of that series of the Fund.


The Fund's assets are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by Galaxy's Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.


                  HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR


Shares in the Fund are sold on a continuous basis by Galaxy's distributor, 440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial). The Distributor is a registered broker/dealer with principal offices located at ^ 290 Donald Lynch Boulevard, Marlboro, Massachusetts ^ 01752.

PURCHASE OF SHARES

The Trust Shares described in this Prospectus are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of Fleet Financial Group, Inc. and to participants in employer-sponsored defined contribution plans ("Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. The Institution is responsible for transmitting to the Distributor orders for purchases of Trust Shares and for wiring required funds in payment to Galaxy's custodian on a timely basis. The Distributor is responsible for transmitting such orders to Galaxy's transfer agent for execution. Beneficial ownership of Trust Shares will be recorded by the Institution and reflected in the account statements it provides to its Customers. Confirmations of purchases and redemptions of Trust Shares will be sent to the appropriate Institution. Purchases of Trust Shares will be effected only on days on which the Distributor, Galaxy's custodian and the purchasing Institution are open for business ("Business Days").


A purchase order for Trust Shares received by the Distributor on a Business Day prior to the close of regular trading hours on the Exchange (currently, 4:00 p.m. Eastern Time) will be priced at the net asset value determined on that day, provided that Galaxy's custodian receives the purchase price in Federal funds or other immediately available funds prior to 4:00 p.m. on the following Business Day, at which time the order will be executed. If funds are not received by such date and time, the order will not be accepted and notice thereof will be given promptly to the Institution which submitted the order. Payments for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution. If an Institution accepts a purchase order from its Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the foregoing procedures.

Galaxy reserves the right to reject any purchase order, in whole or in part.

The issuance of Trust Shares is recorded on the books of the Fund and share certificates will not be issued.

Customers may purchase Trust Shares through procedures established by Institutions in connection with the requirements of their Customer accounts. Such accounts may include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts (including defined contribution plans). Investors should contact their Institution (or, in the case of employee plans, their employer) for further information concerning the types of eligible Customer accounts and the related purchase and redemption procedures.

Although Galaxy does not impose any minimum initial or subsequent investment requirement with respect to Trust Shares, Institutions may impose such requirements on the accounts maintained by its Customers, and may also require that Customers maintain minimum account balances with respect to Trust Shares.

Trust Shares of the Fund may also be available for purchase through different types of retirement plans offered by the

Institutions to its Customers. Information pertaining to such plans is available directly from the Institution.

REDEMPTION OF SHARES

Customers may redeem all or part of their Trust Shares in accordance with procedures governing their accounts at their Institution. It is the responsibility of the Institution to transmit redemption orders to the Distributor and to credit its Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Galaxy, although the Institution may charge its Customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from the Institution.

Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the Distributor. Payment for redemption orders received by the Distributor on a Business Day will normally be wired the following Business Day to the Institution. Payment for redemption orders which are received on a non-Business Day will normally be wired to the Institution on the next Business Day. However, in both cases Galaxy reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.

The Fund reserves the right to redeem shares in any account at their net asset value involuntarily, upon 60 days' written notice, if the value of the account is less than $250 as a result of redemptions.


                        DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income of the Fund are declared daily and paid monthly. Net realized capital gains are distributed at least annually.

Dividends and distributions will be paid in cash. Customers may elect to have their dividends reinvested in additional Trust Shares of the Fund at the net asset value of such shares on the ex-dividend date. Such election, or any revocation thereof, must be communicated in writing by an Institution on behalf of Customers to Galaxy's transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends to Customers will be in accordance with the procedures governing such Customers' accounts at their Institution.


                                     TAXES

FEDERAL

   IN GENERAL

The Fund qualified during its last taxable year and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code.


Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such dividends are received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) It is anticipated that no part of any distribution will qualify for the dividends received deduction for corporations.

Distribution by the Fund of the excess of its respective net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares and whether such gains are received in cash or reinvested in additional shares. Such distributions are not eligible for the dividends received deduction.


Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

If you are considering buying Shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, generally will be taxable to you.

A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

The foregoing summarizes some of the important Federal tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences than those of the Federal income tax law described above.


                           MANAGEMENT OF THE FUNDS

The business and affairs of the Fund are managed under the direction of Galaxy's Board of Trustees. The Fund's Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER


Fleet, with principal offices at ^ 50 Kennedy Plaza, 2nd Floor,
Providence, Rhode Island 02903, serves as the Investment Adviser to the Fund. Fleet, which commenced operations in 1984, also provides investment management and advisory services to Fleet Trust Company and other individual and institutional clients, and manages the other investment portfolios of
Galaxy: the Money Market, Government, Tax-Exempt, U.S. Treasury, Institutional Treasury Money Market, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, Asset Allocation, Growth and Income, Small Cap Value, Intermediate ^ Government Income, Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island

Municipal Bond Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets of approximately ^ $____ billion at ^____________, 1995.


Subject to the general supervision of Galaxy's Board of Trustees and in accordance with the Fund's investment policies, Fleet manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities and maintains related records.

The Fund's portfolio manager, Kenneth W. Thomae, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Thomae, a Vice President, has been with Fleet and its predecessors since 1985 and has been the Fund's portfolio manager since its inception.

For the services provided and expenses assumed with respect to the Fund, the Investment Adviser is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .75% of the average daily net assets of the Fund. The fee for the Fund is higher than fees paid by most other mutual funds, although the Board of Trustees of Galaxy believes that it is not higher than average advisory fees paid by funds with similar investment objectives and policies.


Fleet may from time to time, in its discretion, waive advisory fees payable by the Fund in order to help maintain a competitive expense ratio and may from time to time allocate a portion of its advisory fees to Fleet Trust Company or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and other services which they provide to beneficial shareholders. Fleet is currently waiving a portion of the advisory fees payable to it by the Fund so that it is entitled to receive an advisory fee at the annual rate of .55% of the Fund's average daily net assets, but Fleet may in its discretion revise or discontinue this waiver at any time. For the fiscal year ended October 31, ^ 1995, Fleet received advisory fees (after fee waivers) at the effective rate of .45% of the Fund's average daily net assets.


AUTHORITY TO ACT AS INVESTMENT ADVISER

Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Trust Shares of the Fund, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. The Investment Adviser, custodian and Institutions which have agreed to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Fund, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is anticipated, however, that any resulting change in the Fund's method of operation would not affect the Fund's net asset value per share or result in financial loss to any shareholder. State securities laws on this issue may differ from federal law and banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATOR


^ First Data Investor Services Group, Inc. (formerly known as The
Shareholder Services Group, Inc. d/b/a 440 Financial ("First Data"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Fund's administrator. ^ First Data is a wholly-owned subsidiary of ^ First Data Corporation.

^ First Data generally assists the Fund in its administration and operation. ^ First Data also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, ^ First Data is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .08% of combined average daily net assets over $5 billion. In addition, ^ First Data also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, ^ First Data may waive all or a portion of the administration fee payable to it by the Fund, either voluntarily or pursuant to applicable statutory expense limitations. ^ For the fiscal year ended October 31, ^ 1995, the Fund paid administration fees at the effective annual rate of ^.088% of the Fund's average daily net assets.


                      DESCRIPTION OF GALAXY AND ITS SHARES

Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of ^ three series in the Fund as follows: Class L - Series 1 shares (Trust Shares) ^, Class L -Series 2 shares (Retail ^ A Shares) and Class L - Series 3 shares (Retail B Shares), each series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Fund's ^ Retail Shares and these other portfolios, which are offered through separate prospectuses, contact the Distributor at (800) 628-0414.

Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows. Holders of the Fund's Retail A and Retail B Shares bear the fees that are paid to Institutions under Galaxy's Shareholder Services Plan described below. Holders of the Fund's Retail B Shares bear the fees described in the prospectus for such shares that are paid under Galaxy's Distribution and Services Plan at an annual rate not to exceed .80% of the average daily net asset value of the Fund's outstanding Retail B shares. Currently, these payments are not made with respect to the Fund's Trust Shares ^. In addition, shares of each series in the Fund bear differing transfer agency expenses. Standardized yield and total return quotations are computed separately for each series of shares. ^ The difference in the expenses paid by the respective series will affect their performance.

^ Retail A Shares of the Fund are sold ^ with a maximum front-end sales charge of 3.75%. Retail B Shares are sold with a maximum contingent deferred sales charge of 5.0%. Retail A and Retail B Shares have certain exchange and other privileges which are not available with respect to Trust Shares.


Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related Fund with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Galaxy's Board of Trustees.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

SHAREHOLDER SERVICES PLAN

Galaxy intends to enter into servicing agreements with Institutions
(including Fleet Bank and its affiliates) pursuant to which Institutions will render certain administrative and support services to Customers who are the beneficial owners of Retail A Shares. Such services will be provided to Customers who are the beneficial owners of Retail A Shares and are intended to supplement the services provided by Galaxy's administrator and transfer agent to the shareholders of record of the Retail A Shares. In consideration for payment of up to .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of the following services to such Customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing periodic mailings to Customers. In consideration for payment of up to a separate .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of these additional services to such Customers; providing Customers with information as to their positions in Retail A Shares; responding to Customers inquiries; and providing a service to invest the assets of Customers in Retail A Shares. These services are described more fully in Galaxy's Statement of Additional Information under "Shareholder Services Plan."

Although the Shareholder Services Plan has been approved with respect to both Retail A Shares and Trust Shares of the Fund, as of the date of this Prospectus, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of the Fund, and to limit the payment under these service agreements for the Fund to no more than .15% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by Customers of Institutions. Galaxy understands that Institutions may charge fees to their customers who are owners of Retail A Shares in connection with their accounts with such Institutions. Any such fees would be in addition to any amounts which may be received by an Institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, Institutions are required to provide their Customers with a schedule of any fees that they may charge in connection with Customer investments in Retail A Shares.

AFFILIATE AGREEMENT FOR SUB-ACCOUNT SERVICES

^ First Data has entered into an agreement with Fleet Trust Company, an affiliate of the Investment Adviser, pursuant to which Fleet Trust Company performs certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Fund held by defined contribution plans, including: maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemption of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Fleet Trust Company is compensated by ^ First Data for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Fund to ^ First Data have been increased by an amount equal to these fees. In substance therefore, the holders of Trust Shares of the Fund indirectly bear these fees.


                        CUSTODIAN AND TRANSFER AGENT




The Chase Manhattan Bank, N.A., located at 1 Chase Manhattan Plaza, New
York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Chase Manhattan may employ sub-custodians for the Fund upon approval of the Trustees in accordance with the regulations of the SEC, for the purpose of providing custodial services for the Fund's foreign assets held outside the United States. ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), a wholly-owned subsidiary of ^ First Data Corporation serves as the Funds' transfer and dividend disbursing agent. Services performed by both entities for the Fund are described in the Statement of Additional Information. Communications to ^ First Data should be directed to ^ First Data at P.O. Box 15108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.


                                    EXPENSES

Except as noted below, Fleet and ^ First Data bear all expenses in connection with the performance of their services for the Fund. Galaxy bears the expenses incurred in the Fund's operations. Such expenses include taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with ^ First Data); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

                     PERFORMANCE AND YIELD INFORMATION

From time to time, in advertisements or in reports to shareholders, the performance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant bond indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.


Performance and yield data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature, may also be used in comparing the performance and yields of the Fund. The performance and yield data ^ will be calculated separately for Trust Shares, Retail A Shares and Retail B Shares of the Fund.


The standard yield is computed by dividing the Fund's average daily net investment income per share during a 30-day (or one month) base period identified in the advertisement by the net asset value per share on the last day of the period, and annualizing the result on a semi-annual basis. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

The Fund may also advertise its performance using "average annual total return" over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis. The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

Performance and yields of the Fund will fluctuate and any quotation of performance or yield should not be considered as representative of future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions.

Any additional fees charged by Institutions with respect to accounts of Customers that have invested in Trust Shares of the Fund will not be included in calculations of yield and performance.


                                MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.


As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of ^ either Galaxy or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or Galaxy, or (b) 67% or more of the shares of the Fund or Galaxy present at a meeting if more than 50% of the outstanding shares of the Fund or Galaxy are represented at the meeting in person or by proxy.


The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                                                       TRUST


                                THE GALAXY FUND






                     Intermediate ^ Government Income Fund




                                  Prospectus


                               March 1, ^ 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                         _______________________

                            TABLE OF CONTENTS

                                                     Page
                                                     _____
EXPENSE SUMMARY                                         3
FINANCIAL HIGHLIGHTS                                    4
INVESTMENT OBJECTIVE AND POLICIES                     ^ 7
  In General                                          ^ 7
  Other Investment Policies                           ^ 8
INVESTMENT LIMITATIONS                               ^ 17
PRICING OF SHARES                                    ^ 19
HOW TO PURCHASE AND REDEEM SHARES                    ^ 19
  Distributor                                        ^ 19
  Purchase of Shares                                 ^ 20
  Redemption of Shares                               ^ 21
DIVIDENDS AND DISTRIBUTIONS                          ^ 22
TAXES                                                ^ 22
  Federal                                            ^ 22
  State and Local                                    ^ 23
MANAGEMENT OF THE FUND                               ^ 23
  Investment Adviser                                 ^ 23
  Authority to Act as Investment Adviser             ^ 25
  Administrator                                      ^ 25
DESCRIPTION OF GALAXY AND ITS SHARES                 ^ 26
  Shareholder Services Plan                          ^ 27
  Affiliate Agreement for Sub-Account Services       ^ 28
CUSTODIAN AND TRANSFER AGENT                         ^ 28
EXPENSES                                             ^ 28
PERFORMANCE AND YIELD INFORMATION                    ^ 29
MISCELLANEOUS                                        ^ 30

                          THE GALAXY FUND


                                     For applications and
^ 4400 Computer Drive                information regarding initial
^ Westboro, Massachusetts            purchases and current
^ 01581-5108                         performance, call (800)
                                     628-0414.  For additional purchases,
                                     redemptions, exchanges and other
                                     shareholder services, call (800) 628-0413.

The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes a series of Galaxy's shares ("Trust Shares") which represent interests in the Intermediate ^ Government Income Fund (the "Fund") offered by Galaxy.

The Fund's investment objective is to seek the highest level of current income consistent with prudent risk of capital. Subject to this objective, the Fund's investment adviser will consider the total rate of return on portfolio securities in managing the Fund. Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investment grade debt obligations rated at the time of purchase within the three highest ratings of Standard & Poor's Ratings Group ("S&P's") or Moody's Investor's Service, Inc. ("Moody's") (or which, if unrated, are of comparable quality) and ^"money market" instruments. The Fund was previously known as the Intermediate Bond Fund.

This prospectus describes Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc. and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue an additional series of shares in the Fund ("Retail A Shares"), which are offered under a separate prospectus primarily to individuals or corporations purchasing either for their own accounts or for the accounts of others and to Fleet Brokerage ^ Securities, Inc., Fleet Securities Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. Trust Shares and Retail A Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the difference in the range of services provided to them. See "Financial Highlights," "Management of the Fund" and "Description of Galaxy and Its Shares" herein.

The Fund is distributed by 440 Financial Distributors, Inc. and advised by Fleet Investment Advisors Inc. (the "Investment Adviser" or "Fleet").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
OR ENDORSED BY, FLEET FINANCIAL GROUP, INC., OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This Prospectus sets forth concisely the information that prospective investors should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in the Statement of Additional Information bearing the same date, has been filed with the Securities and Exchange Commission.
The current Statement of Additional Information is available upon request without charge by contacting Galaxy at its telephone numbers or address shown above. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

                             ________________________

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
            BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
            EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                March 1, ^ 1996

                               EXPENSE SUMMARY


Set forth below is a summary of (i) the shareholder transaction expenses imposed by the Fund with respect to its Trust Shares, and (ii) the operating expenses for Trust Shares of the Fund. ^ Examples based on the table are also shown.

                                            INTERMEDIATE
                                              GOVERNMENT
                                           INCOME ^ FUND
SHAREHOLDER TRANSACTION EXPENSES          (TRUST SHARES)
________________________________          ______________
Sales Load                                          None
Sales Load on Reinvested Dividends                  None
Deferred Sales Load                                 None
Redemption Fees                                     None
Exchange Fees                                       None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
_______________________________________
Advisory Fees
  After Fee Waivers                                .55%
^ 12b-1 Fees                                       None
Other Expenses (After
  Expense Reimbursements)                         ^.24%
                                                   ____
Total Fund Operating Expenses
  (After Fee Waivers and
     Expense Reimbursements)                      ^.79%
                                                   ____
                                                   ____


EXAMPLE: YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING (1) A ^ 5% ANNUAL RETURN, AND (2) REDEMPTION OF YOUR INVESTMENT AT THE END OF THE FOLLOWING PERIODS:


                           1 YEAR       3 YEARS      5 YEARS       10 YEARS
                           ______       ______       ______        ________
Intermediate ^ Government
    Income Fund

  (Trust Shares)            ^ $8          $25          $43            $96


The Expense Summary and Example are intended to assist the investor in understanding the costs and expenses that an investor in Trust Shares of the Fund will bear directly or indirectly. They are based on expenses incurred by the Fund during the last fiscal year, restated to reflect the expenses which the Fund expects to incur during the current fiscal year on its Trust Shares. Without voluntary fee waivers and expense reimbursements by the Investment Adviser, Advisory Fees would be .75% and Total Fund Operating Expenses for the Fund would be ^.99% for Trust Shares of the Fund. For more complete descriptions of these costs and expenses, see "Management of the Fund" and "Description of Galaxy and Its Shares" in this Prospectus and the financial statements and notes incorporated by reference ^ into the Statement of Additional Information.


THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.


                         FINANCIAL HIGHLIGHTS


This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue an additional series of shares in the Fund^. As described below under "Description of Galaxy and Its Shares," Trust Shares and Retail Shares represent equal pro rata interests in the Fund except that ^(i) Retail A Shares of the Fund bear the expenses incurred under Galaxy's Shareholder Services Plan at an annual rate ^ not to exceed .15% of the average daily net asset value of the Fund's outstanding Retail Shares (currently, these fees are not paid with respect to the Fund's Trust Shares) and (ii) Trust Shares and Retail A Shares bear differing transfer agency expenses. Retail A Shares are offered under a separate prospectus.

The financial highlights presented below have been audited by Coopers & Lybrand, L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders dated October 31, ^ 1995. Such financial highlights should be read in conjunction with the financial statements contained in the Annual Report to Shareholders and incorporated by reference ^ into the Statement of Additional Information. Information in the financial highlights for periods prior to the fiscal year ended October 31, 1994 reflect the investment results of both Trust Shares and Retail A Shares of the Fund (Retail A Shares of the Fund were first offered during the fiscal year ended October 31, 1992). More information about the performance of the Fund is also contained in the Annual Report to Shareholders, which may be obtained without charge by contacting Galaxy at its telephone numbers or address provided above.

                INTERMEDIATE GOVERNMENT INCOME^ FUND 1

        (FOR A SHARE 2 OUTSTANDING THROUGHOUT EACH PERIOD.)


                                      Year Ended
                                     October 31,
                                 1995           1994            Year Ended October 31, 2
                                 ___________________            ________________________
                                    Trust Shares                1993                1992
                                 ___________________
________________________
Net Asset Value,
  Beginning of Period           $9.68         $10.72          $10.83              $10.46
                                _____         ______          ______              ______
Income From Investment
  Operations:
  Net Investment Income 3,4     0.64            0.57            0.65                0.71

  Net realized and ^
    unrealized gain
   ^(loss) on investments       0.60          (1.03)            0.10                0.40
                                _____         ______          ______              ______

    Total from Investment
      Operations:               1.24          (0.46)            0.75                1.11
                                _____         ______          ______              ______
Less ^  Dividends:
  Dividends from net
    investment income          (0.64)         (0.56)           (0.64)             (0.74)

  ^ Dividends in excess
    of net investment
    income                        --          (0.01)           (0.03)                --
  ^ Dividends from net
    realized capital
    gains                         --             --            (0.19)                --
  ^ Dividends in excess
    of net realized
    capital gains                 --          (0.01)              --                 --
                                _____         ______          ______              ______

    Total ^ Dividends:         (0.64)         (0.58)            (0.86)            (0.74)
                                _____         ______          ______              ______

Net increase (decrease)
  in net asset value            0.60          (1.04)            (0.11)             0.37
                                _____         ______          ______              ______
Net Asset Value, End
  of Period                   $10.28          $9.68            $10.72            $10.83
                                _____         ______          ______              ______
                                _____         ______          ______              ______

Total Return                   13.18%        (4.39%)            7.06%            10.95%


Ratios/Supplemental Data:
Net Assets, End of
 Period  (000's)          ^ $186,037       $212,144          $447,359           $199,135

Ratios to average net
 assets:
  Net investment income
   including
   reimbursement/waiver       6.39%           5.61%            6.03%              6.52%

  Operating ^  expenses
   including
   reimbursement/waiver       0.73%           0.75%            0.80%              0.80%


  Operating expenses
   excluding
   reimbursement/waiver       0.94%           0.95%            1.00%              0.94%

Portfolio Turnover Rate        145%            124%             153%               103%


                                                                            Period Ended
                                     Year Ended October 31, 2                October 31,
                                1991            1990          1989            1988 1,2
                                __________________________________          ____________
Net Asset Value,
  Beginning of Period          $9.73          $10.27        $10.40               $10.00
                               _____          ______        ______               ______
Income From Investment
  Operations:
  Net Investment Income 3,4     0.73            0.76          0.82                 0.11

  Net realized and ^
    unrealized gain
   ^(loss) on investments       0.71           (0.56)         0.16                 0.29
                               _____          ______        ______               ______

    Total from Investment
      Operations:               1.44            0.20          0.98                 0.40
                               _____          ______        ______               ______
Less ^  Dividends:
  Dividends from net
    investment income          (0.71)          (0.74)        (0.96)                  --

  ^ Dividends in excess
    of net investment
    income                        --              --            --                  --
  ^ Dividends from net
    realized capital
    gains                         --              --         (0.15)                 --
  ^ Dividends in excess
    of net realized
    capital gains                 --              --            --                  --
                               _____          ______        ______               ______

    Total ^ Dividends:          (0.71)         (0.74)        (1.11)                 --
                               _____          ______        ______               ______

Net increase (decrease)
  in net asset value             0.73          (0.54)        (0.13)               0.40
                               _____          ______        ______               ______
Net Asset Value, End
  of Period                    $10.46          $9.73        $10.27              $10.40
                               _____          ______        ______               ______
                               _____          ______        ______               ______
Total Return                   15.35%           2.06%        10.22%            3.90% 5


Ratios/Supplemental Data:
Net Assets, End of
 Period  (000's)              $99,942        $80,645        $71,400            $58,318


Ratios to average net
 assets:
  Net investment income
   including
   reimbursement/waiver         7.25%          7.69%          8.19%             6.41% 6

  Operating ^  expenses
   including
   reimbursement/waiver         0.96%          0.98%          0.99%             0.98% 6

  Operating expenses
   excluding
   reimbursement/waiver        0.96%           0.96%         0.99%              1.00% 6

Portfolio Turnover Rate         150%            162%          112%                41% 5


1 The Fund (formerly known as the Intermediate Bond Fund) commenced operations on September 1, 1988.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
                                       -5-

3 Net investment income per share for Trust Shares before waiver of fees by the Investment Adviser ^ and/or Administrator for the years ended
October 31, 1995 and 1994 were $0.62 and $0.54, respectively.
^ 4 Net investment income per share before waiver of fees by the Investment Adviser and/or Administrator for the years ended October 31, 1993, 1992, 1990 and 1989 were $0.63, $0.70, $0.76, and $0.82, respectively.
5 Not Annualized.
6 Annualized.

                    INVESTMENT OBJECTIVE AND POLICIES

IN GENERAL


The Fund's investment objective is to seek the highest level of current income consistent with prudent risk of capital. Subject to this objective, Fleet will consider the total rate of return on securities in managing the Fund. The Fund will invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, in corporate debt obligations such as bonds and debentures, obligations convertible into common stock^ and "money market" instruments, such as bank obligations and commercial paper, ^ and in obligations of supranational banks. Examples of those include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. The Fund may also invest, from time to time, in municipal securities. The purchase of municipal securities may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pretax basis, is comparable to that of corporate or U.S. debt obligations. The Fund may also enter into interest rate futures contracts to hedge against changes in market values. See "Other Investment Policies." The Fund will not invest in common stock, and any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, debt obligations rated, at the time of purchase, within the three highest ratings of S&P or Moody's (or which, if unrated, are determined by the Investment Adviser to be of comparable quality) and ^"money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. Notwithstanding the foregoing, under normal market and economic conditions, at least 65% of the Fund's assets will be invested in ^ debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments.
See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

In addition, the Fund may acquire obligations issued by Canadian
Provincial Governments. These obligations are similar to U.S. Municipal Securities except that the income derived therefrom is fully subject to U.S. Federal taxation. These instruments are denominated in either Canadian or U.S. dollars and have an established over-the-counter market in the United States.

The Investment Adviser expects that under normal market conditions the Fund's portfolio securities will have an average weighted maturity of three to ten years.

The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. See "Other Investment Policies" below for information regarding additional investment policies of the Fund.

The Investment Adviser will use its best efforts to achieve the Fund's investment objective, although its achievement cannot be assured. The investment objective of the Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program.


OTHER INVESTMENT POLICIES

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in ^"money market" instruments, including bank obligations and commercial paper.

Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the
                                       -8-

U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.


Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.


Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to the third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations."


TYPES OF MUNICIPAL SECURITIES

The two principal classifications of municipal securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

VARIABLE AND FLOATING RATE MUNICIPAL SECURITIES

Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt instruments. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Fund
                                       -10-
are subject to the 10% limit described in Investment
Limitation No. 3 under "Investment Limitations" in this Prospectus.

Repurchase and Reverse Repurchase Agreements

The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Galaxy's Board of Trustees. The Fund will not enter into repurchase agreements with Fleet or any of its affiliates. Securities subject to repurchase agreements may bear maturities exceeding one year. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand by notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

SECURITIES LENDING

The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, will be made only to borrowers deemed by the Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, and any other investment companies advised by the Investment Adviser. Any change by the Fund in the future with respect to its policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

INTEREST RATE FUTURES CONTRACTS

The Fund may enter into contracts (both purchases and sales) which provide for the future delivery of fixed-income securities (commonly known as interest rate futures contracts). The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Fund holds or intends to purchase. The Fund will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission. The purchase of futures instruments in connection with securities which the Funds intend to purchase will require an amount of cash and/or U.S. Government obligations, equal to the market value of the outstanding futures contracts, to be deposited in a segregated account to collateralize the position and thereby insure that the use of such futures is unleveraged. The Fund will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of the Fund's total assets may be covered by such contracts.

Transactions in futures as a hedging device may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of futures contracts and movements in the price of the instruments being hedged. There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which the Fund holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Additional information concerning futures transactions is contained in Appendix B to the Statement of Additional Information.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED SETTLEMENT  TRANSACTIONS

The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Fund may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Investment Adviser to manage the Fund may be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.

ASSET-BACKED SECURITIES

The Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities.
The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. The Fund will not invest more than 10% of its total assets in asset-backed securities. See "Asset-Backed Securities" in the Statement of Additional Information.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline.
To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund from investing in mortgaged-backed securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates. To the extent that collateralized mortgage obligations are considered to be investment companies, investments in such obligations will be subject to the percentage limitations described under "Investment Company Securities" above.

STRIPPED OBLIGATIONS

To the extent consistent with its investment objective, the Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers such as banks and other institutions are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. Obligations issued by the U.S. Government may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

GUARANTEED INVESTMENT CONTRACTS

The Fund may invest in guaranteed investment contracts ("GICs") issued by United States and Canadian insurance companies. Pursuant to GICs, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

BANK INVESTMENT CONTRACTS

The Fund may invest in bank investment contracts ("BICs") issued by banks that meet the quality and asset size requirements for banks described above under ^"U.S. Government Obligations and Money Market Instruments." Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

PORTFOLIO TURNOVER

The Fund may sell a portfolio investment soon after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes. See "Financial Highlights" and "Taxes -- Federal."


                            INVESTMENT LIMITATIONS

The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

   The Fund may not:



   1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and
(ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

   2. Borrow money or issue senior securities, except from domestic banks for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 10% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

   3. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

   4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

In addition, the Fund may not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

The Securities and Exchange Commission has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 10% limitation on purchases of illiquid instruments described under Investment Limitation No. 3 above, Rule 144A securities will not be considered illiquid if the Investment Adviser has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of the limitation.

                                PRICING OF SHARES


Net asset value per share of the Fund is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). The net asset value per share is determined on each day on which the Exchange is open for trading. Currently, the holidays which Galaxy observes are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated separately for each series of shares by dividing the value of all securities and other assets attributable to a particular series of shares of the Fund, less the liabilities attributable to the shares of that series of the Fund, by the number of outstanding shares of that series of the Fund.


The Fund's assets are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by Galaxy's Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.


                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR



Shares in the Fund are sold on a continuous basis by Galaxy's distributor, 440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial). The Distributor is a registered broker/dealer with principal offices located at ^ 290 Donald Lynch Boulevard, Marlboro, Massachusetts ^ 01752.

PURCHASE OF SHARES

The Trust Shares described in this Prospectus are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of Fleet Financial Group, Inc. and to participants in employer-sponsored defined contribution plans ("Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. The Institution is responsible for transmitting to the Distributor orders for purchases of Trust Shares and for wiring required funds in payment to Galaxy's custodian on a timely basis. The Distributor is responsible for transmitting such orders to Galaxy's transfer agent for execution. Beneficial ownership of Trust Shares will be recorded by the Institution and reflected in the account statements it provides to its Customers. Confirmations of purchases and redemptions of Trust Shares will be sent to the appropriate Institution. Purchases of Trust Shares will be effected only on days on which the Distributor, Galaxy's custodian and the purchasing Institution are open for business ("Business Days").

A purchase order for Trust Shares received by the Distributor on a Business Day prior to the close of regular trading hours on the Exchange (currently, 4:00 p.m. Eastern Time) will be priced at the net asset value determined on that day, provided that Galaxy's custodian receives the purchase price in Federal funds or other immediately available funds prior to 4:00 p.m. on the following Business Day, at which time the order will be executed. If funds are not received by such date and time, the order will not be accepted and notice thereof will be given promptly to the Institution which submitted the order. Payments for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution. If an Institution accepts a purchase order from its Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the foregoing procedures.

Galaxy reserves the right to reject any purchase order, in whole or in part.

The issuance of Trust Shares is recorded on the books of the Fund and share certificates will not be issued.


Customers may purchase Trust Shares through procedures established by Institutions in connection with the requirements of their Customer accounts. Such accounts may include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts (including defined contribution plans). Investors should contact their Institution (or, in the case of employee plans, their employer) for further information concerning the types of eligible Customer accounts and the related purchase and redemption procedures.

Although Galaxy does not impose any minimum initial or subsequent investment requirement with respect to Trust Shares, Institutions or employers may impose such requirements on the accounts maintained by its Customers, and may also require that Customers maintain minimum account balances with respect to Trust Shares.

Trust Shares of the Fund may also be available for purchase through different types of retirement plans offered by the Institutions to its Customers. Information pertaining to such plans is available directly from the Institution.

REDEMPTION OF SHARES

Customers may redeem all or part of their Trust Shares in accordance with procedures governing their accounts at their Institution. It is the responsibility of the Institution to transmit redemption orders to the Distributor and to credit its Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Galaxy, although the Institution may charge its Customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from the Institution.

Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the Distributor. Payment for redemption orders received by the Distributor on a Business Day will normally be wired the following Business Day to the Institution. Payment for redemption orders which are received on a non-Business Day will normally be wired to the Institution on the next Business Day. However, in both cases Galaxy reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.

The Fund reserves the right to redeem shares in any account at their net asset value involuntarily, upon 60 days' written notice, if the value of the account is less than $250 as a result of redemptions.

                         DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income of the Fund are declared daily and paid monthly. Net realized capital gains are distributed at least annually.


Dividends and distributions will be paid in cash. Customers may elect to have their dividends reinvested in additional Trust Shares of the Fund at the net asset value of such shares on the payment date. Such election, or any revocation thereof, must be communicated in writing by an Institution on behalf of Customers to Galaxy's transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends to Customers will be in accordance with the procedures governing such Customers' accounts at their Institution.


                                     TAXES

FEDERAL

The Fund qualified during its last taxable year and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code.


Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such dividends are received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) It is anticipated that no part of any distribution will qualify for the dividends received deduction for corporations.

Distribution by the Fund of the excess of its net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares and whether such gains are received in cash or reinvested in additional shares. Such distributions are not eligible for the dividends received deduction.


Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

If you are considering buying shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, generally will be taxable to you.

A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

The foregoing summarizes some of the important Federal tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences than those of the Federal income tax law described above.


                        MANAGEMENT OF THE FUND

The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees. The Funds' Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER

Fleet, with principal offices at ^ 50 Kennedy Plaza, 2nd Floor,
Providence, Rhode Island 02903, serves as the

Investment Adviser to the Funds. Fleet, which commenced operations in 1984, also provides investment management and advisory services to Fleet Trust Company and other individual and institutional clients, and manages the other investment portfolios of Galaxy: the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Treasury Money Market, Equity Value, Equity Growth, Equity Income,
International Equity, Small Company Equity, Asset Allocation, Growth and Income, Small Cap Value, Short-Term Bond, Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets of approximately ^ $____ billion at ^ ___________, 1995.


Subject to the general supervision of Galaxy's Board of Trustees and in accordance with the Fund's investment policies, Fleet manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities and maintains related records.

The Fund's portfolio manager, Bruce R. Barton, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Barton, a Senior Vice President, has been with Fleet and its predecessors since 1984 and has been the Fund's portfolio manager since its inception.

For the services provided and expenses assumed with respect to the Fund, the Investment Adviser is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of .75% of the average daily net assets of the Fund. The fee for the Fund is higher than fees paid by most other mutual funds, although the Board of Trustees of Galaxy believes that it is not higher than the average advisory fees paid by funds with similar investment objectives and policies.


Fleet may from time to time, in its discretion, waive advisory fees payable by the Fund in order to help maintain a competitive expense ratio and may from time to time allocate a portion of its advisory fees to Fleet Trust Company or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and other services which they provide to beneficial shareholders. Fleet is currently waiving a portion of the advisory fees payable to it by the Fund so that it is entitled to receive an advisory fee at the annual rate of .55% of the Fund's average daily net assets, but Fleet may in its discretion revise or discontinue this waiver at any time. For the fiscal year ended October 31, ^ 1995, Fleet received advisory fees (after fee waivers) at the effective rate of .53% of the Fund's average daily net assets.

AUTHORITY TO ACT AS INVESTMENT ADVISER

Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Trust Shares of the Fund, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers. The Investment Adviser, custodian and Institutions which have agreed to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Fund, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is anticipated, however, that any resulting change in the Fund's method of operation would not affect the Fund's net asset value per share or result in financial loss to any shareholder. State securities laws on this issue may differ from federal law and banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATOR


^ First Data Investor Services Group, Inc. (formerly known as The
Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Fund's administrator. ^ First Data is a wholly-owned subsidiary of ^ First Data Corporation.

^ First Data generally assists the Fund in its administration and operation. ^ First Data also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, ^ First Data is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next $2.5 billion of combined average daily net assets and .08% of combined average daily net assets over $5 billion. In addition, ^ First Data also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, ^ First Data may waive all or a portion of the administration fee payable to it by the Fund, either voluntarily
                                       -25-
or pursuant to applicable statutory expense limitations. ^
For the fiscal year ended October 31, ^ 1995, the Fund paid administration fees at the effective rate of ^.088% of the Fund's average daily net assets.


                   DESCRIPTION OF GALAXY AND ITS SHARES

Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorized the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of two series in the Fund as follows: Class D shares (Trust Shares) and Class D - Series 1 shares (Retail A Shares), both series representing interests in the Fund. The Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interests in other portfolios of Galaxy. For information regarding the Fund's Retail Shares and these other portfolios, which are offered through separate prospectuses, contact the Distributor at (800) 628-0414.


Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the Fund except as follows. Holders of the Fund's Retail A Shares bear the fees that are paid to Institutions under Galaxy's Shareholder Services Plan described below. Currently, these payments are not made with respect to the Fund's Trust Shares ^. In addition, shares of each series in the Fund bear differing transfer agency expenses. Standardized yield and total return quotations are computed separately for each series of shares. ^ The differences in the expenses paid by the respective series will affect their performance.

^ Retail A Shares of the Fund are sold ^ with a maximum front-end sales charge of 3.75% and have certain exchange and other privileges which are not available with respect to Trust Shares.


Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related Fund with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Galaxy's Board of Trustees.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

SHAREHOLDER SERVICES PLAN

Galaxy intends to enter into servicing agreements with Institutions
(including Fleet Bank and its affiliates) pursuant to which Institutions will render certain administrative and support services to Customers who are the beneficial owners of Retail A Shares. Such services will be provided to Customers who are the beneficial owners of Retail A Shares and are intended to supplement the services provided by Galaxy's administrator and transfer agent to the shareholders of record of the Retail A Shares. In consideration for payment of up to .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of the following services to such Customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to Customers. In consideration for payment of up to a separate .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of these additional services to such Customers: providing Customers with information as to their positions in Retail A Shares; responding to Customer inquiries; and providing a service to invest the assets of Customers in Retail A Shares. These services are described more fully in Galaxy's Statement of Additional Information under "Shareholder Services Plan."

Although the Shareholder Services Plan has been approved with respect to both Retail A Shares and Trust Shares of the Fund, as of the date of this Prospectus, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of the Fund, and to limit the payment under these servicing agreements for each Fund to no more than .15% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by Customers of Institutions. Galaxy understands that Institutions may charge fees to their Customers who are owners of Retail A Shares in connection with their accounts with such institutions. After such fees would be in addition to any amounts which may be received by an Institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, Institutions are required to provide their Customers with a schedule of any fees that they may charge in connection with Customer investments in Retail A Shares.

AFFILIATE AGREEMENT FOR SUB-ACCOUNT SERVICES

^ First Data has entered into an agreement with Fleet Trust Company, an affiliate of the Investment Adviser, pursuant to which Fleet Trust Company performs certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Fund held by defined contribution plans, including: maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust Shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Fleet Trust Company is compensated by ^ First Data for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Fund to ^ First Data have been increased by an amount equal to these fees.
In substance, therefore, the holders of Trust Shares of the Fund indirectly bear these fees.


                        CUSTODIAN AND TRANSFER AGENT


The Chase Manhattan Bank, N.A., located at 1 Chase Manhattan Plaza,
New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets, and ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), a wholly-owned subsidiary of ^ First Data Corporation, serves as the Funds' transfer and dividend disbursing agent. Services performed by both entities for the Fund are described in the Statement of Additional Information. Communications to ^ First Data should be directed to ^ First Data at P.O. Box 15108, 4400 Computer Drive, Westboro, Massachusetts 01581-5108.


                                     EXPENSES

Except as noted below, Fleet and ^ First Data bear all expenses in connection with the performance of their services for the Fund. Galaxy bears the expenses incurred in the Fund's operations. Such expenses include taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with ^ First Data); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

                        PERFORMANCE AND YIELD INFORMATION

From time to time, in advertisements or in reports to shareholders, the performance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant bond indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.


Performance and yield data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature, may also be used in comparing the performance and yields of the ^ Fund. The performance and yield data ^ will be calculated separately for Trust Shares and Retail A Shares of the Fund.


The standard yield is computed by dividing the Fund's average daily net investment income per share during a 30-day (or one month) base period identified in the advertisement by the net asset value per share on the last day of the period, and annualizing the result on a semi-annual basis. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

The Fund may also advertise its performance using "average annual total return" over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis. The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

Performance and yields of the Fund will fluctuate and any quotation of performance or yield should not be considered as representative of future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions.

Any additional fees charged by Institutions with respect to accounts of Customers that have invested in Trust Shares of the Fund will not be included in calculations of yield and performance.


                            MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.


As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of ^ either Galaxy, the Fund or a particular investment portfolio means, with respect to the approval of an investment advisory agreement, distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or Galaxy, or (b) 67% or more of the shares of the Fund or Galaxy present at a meeting if more than 50% of the outstanding shares of the Fund or Galaxy are represented at the meeting in person or by proxy.


The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                                                          TRUST

                                 THE GALAXY FUND






                           High Quality Bond Fund



                                 Prospectus


                             March 1, ^ 1996

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR
ITS DISTRIBUTOR.  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND
OR
BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                         ______________________

                            TABLE OF CONTENTS

                                                    PAGE
                                                    ____

EXPENSE SUMMARY                                       3
FINANCIAL HIGHLIGHTS                                  4
INVESTMENT OBJECTIVE AND POLICIES                     6
  In General                                          6
  Other Investment Policies                           7
INVESTMENT LIMITATIONS                               16
PRICING OF SHARES                                    18
HOW TO PURCHASE AND REDEEM SHARES                    19
  Distributor                                        19
  Purchase of Shares                                 19
  Redemption of Shares                               20
DIVIDENDS AND DISTRIBUTIONS                          21
TAXES                                                21
  Federal                                            21
  State and Local                                    22
MANAGEMENT OF THE FUND                               23
  Investment Adviser                                 23
  Authority to Act as Investment Adviser             24
  Administrator                                      24
DESCRIPTION OF GALAXY AND ITS SHARES                 25
  Shareholder Services Plan                          26
  Affiliate Agreement for Sub-Account Services       27
CUSTODIAN AND TRANSFER AGENT                         27
EXPENSES                                             28
PERFORMANCE AND YIELD INFORMATION                    28
MISCELLANEOUS                                        29

                               THE GALAXY FUND


                                   For applications and
^ 4400 Computer Drive              information regarding initial
^ Westboro, Massachusetts          purchases and current
^ 01581-5108                       performance, call (800)
                                   628-0414.  For additional purchases,
                                   redemptions, exchanges and other shareholder services, call (800) 628-0413.


The Galaxy Fund ("Galaxy") is an open-end management investment company. This Prospectus describes a series of Galaxy's shares ("Trust Shares") which represent interests in the High Quality Bond Fund (the "Fund") offered by Galaxy.


The Fund's investment objective is to seek a high level of current income consistent with prudent risk of capital. Under normal market and economic conditions, the Fund will invest substantially all of its assets in high quality debt obligations that are rated at the time of purchase within the two highest ratings of Standard & Poor's ^ Ratings Group ("S&P") or Moody's Investors Service Inc. ("Moody's") (or which, if unrated, are of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments.

This prospectus describes Trust Shares in the Fund. Trust Shares are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc. and to participants in employer-sponsored defined contribution plans. Galaxy is also authorized to issue ^ two additional series of shares in the Fund ^, Retail A Shares and Retail B Shares (Retail A Shares and Retail B Shares are referred to herein collectively as "Retail Shares"). Retail Shares are offered under a separate prospectus primarily to individuals or corporations purchasing either for their own accounts or for the accounts of others and to Fleet Brokerage ^ Securities, Inc., Fleet Securities, Inc., Fleet Financial Group, Inc., its affiliates, their correspondent banks and other qualified banks, savings and loans associations and broker/dealers on behalf of their customers. Trust Shares, Retail A Shares and Retail B Shares represent equal pro rata interests in the Fund, except they bear different expenses which reflect the difference in the range of service provided to them. See "Financial Highlights," "Management of the Fund" and Description of Galaxy and Its Shares" herein.

The Fund is distributed by 440 Financial Distributors, Inc. and advised by Fleet Investment Advisors Inc. (the "Investment Adviser" or "Fleet").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

This Prospectus sets forth concisely the information that prospective investors should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund, contained in the Statement of Additional Information bearing the same date, has been filed with the Securities and Exchange Commission. The current Statement of Additional Information is available upon request without charge by contacting Galaxy at its telephone numbers or address shown above. The Statement of Additional Information, as it may be amended from time to time, is incorporated by reference in its entirety into this Prospectus.

                       ______________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        MARCH 1, ^ 1996

                                  EXPENSE SUMMARY


Set forth below is a summary of (i) the shareholder transaction expenses imposed by the Fund with respect to its Trust Shares, and (ii) the ^ operating expenses ^ for Trust Shares of the Fund. ^ Examples based on the table are also shown.


                                               HIGH
                                            QUALITY
                                          BOND FUND
SHAREHOLDER TRANSACTION EXPENSES     (TRUST SHARES)
________________________________     ______________
Sales Load                                     None
Sales Load on Reinvested
 Dividends                                     None
Deferred Sales Load                            None
Redemption Fees                                None
Exchange Fees                                  None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
_______________________________________

Advisory Fees
 (After Fee Waivers)                          .55%
^ 12b-1 Fees                                  None
Other Expenses (After Expense
 Reimbursements)                             ^.36%
                                             _____
Total Fund Operating Expenses
 (After Fee Waivers and Expense
 Reimbursements)                             ^.91%
                                             _____
                                             _____

EXAMPLE: YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING
(1) A ^ 5% ANNUAL RETURN, AND (2) REDEMPTION OF YOUR INVESTMENT AT THE END OF THE FOLLOWING PERIODS:

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                           ______     _______     _______     ________

High Quality Bond Fund
  (Trust Shares)^            $9         $28         $49         $110





The Expense Summary and Example are intended to assist the investor in understanding the costs and expenses that an investor in Trust Shares of the Fund will bear directly or indirectly. They are based on expenses incurred by the Fund during the last fiscal year, restated to reflect the expenses which the Fund expects to incur during the current fiscal year on its Trust Shares. Without voluntary fee waivers and expense reimbursement by the Investment Adviser, Advisory Fees would be .75% and Total Fund Operation Expenses would be 1.11% for Trust Shares of the Fund. For more complete descriptions of these costs and expenses, see "Management of the Fund" and "Description of Galaxy and its Shares" in this Prospectus and the financial statements and notes incorporated by reference ^ into the Statement of Additional
Information.



THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. THE ACTUAL EXPENSES AND RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN.


                           FINANCIAL HIGHLIGHTS



This Prospectus describes the Trust Shares in the Fund. Galaxy is also authorized to issue ^ two additional series of shares in the Fund, Retail ^ A Shares and Retail B Shares. As described below under "Description of Galaxy and Its Shares," Trust Shares, Retail A Shares and Retail B Shares represent equal pro rata interests in the Fund, except that (i) effective October 1, 1994^, Retail A Shares of the Fund bear the expense incurred under Galaxy's Shareholder Services Plan for Retail A Shares and Trust Shares at an annual rate ^ not to exceed .15% of the average daily net asset value of the Fund's outstanding Retail A Shares (currently, these fees are not paid with respect to the Fund's Trust Shares) ^, (ii) Retail B shares of the Fund bear the expenses incurred under Galaxy's Distribution and Services Plan for Retail B shares at an annual rate not to exceed .80% of the average daily net asset value of the Fund's outstanding Retail B Shares, and (iii) Trust Shares, Retail A Shares and Retail B Shares bear differing transfer agency expenses. Retail Shares are offered under a separate prospectus.

The financial highlights presented below have been audited by Coopers and Lybrand L.L.P., Galaxy's independent accountants, whose report is contained in Galaxy's Annual Report to Shareholders dated October 31, ^ 1995. Such financial highlights should be read in conjunction with the financial statements contained in the Annual Report to Shareholders and incorporated by reference ^ into the Statement of Additional Information. Information in the financial highlights for periods prior to the fiscal year ended October 31, 1994 reflect the investment results of both Trust Shares and Retail A Shares of the Fund. More information about the performance of the Fund is also contained in the Annual Report to Shareholders, which may be obtained without charge by contacting Galaxy at its telephone numbers or address provided above.

                          High Quality Bond Fund

             (For a share 2 outstanding throughout each period.)





                                 Year Ended              Year Ended          Period Ended
                                 October 31,            October 31, 2         October 31,
                              1995         1994       1993          1992         1991 1,2
                              _________________       __________________     ____________
                                Trust Shares
Net Asset Value,
 Beginning of Period         $9.54       $11.37     $10.60        $10.35           $10.00
                             _____       ______     ______        ______           ______

Income from
 Investment
 Operations
  Net Investment
   Income 3,4                 0.64        0.65        0.66           0.68           0.64
  Net realized and
   unrealized gain
   (loss)
   on investments             1.09       (1.56)       0.93           0.36           0.33
                             _____       ______     ______         ______         ______
    Total from
    Investment Operations:    1.73       (0.91)       1.59           1.04           0.97
                             _____       ______     ______         ______         ______

Less ^ Dividends:
  Dividends from net
   investment income         (0.64)      (0.65)      (0.66)         (0.71)         (0.62)
  ^ Dividends from net
    realized capital gains      --         --        (0.16)         (0.08)            --
  ^ Dividends in excess of
     net realized
     capital gains              --       (0.27)        --              --             --
                             _____       ______     ______         ______         ______
    Total ^ Dividends:      (0.64)       (0.92)      (0.82)         (0.79)        (0.62)
                            ______       ______      ______         ______        ______

Net increase (decrease)
 in net asset value          1.09        (1.83)       0.77           0.25          0.35
                            _____        ______     ______         ______        ______

Net Asset Value,
 End of Period            $ 10.63        $9.54      $11.37         $10.60        $10.35
                          _______       ______      ______         ______        ______
                          _______       ______      ______         ______        ______

Total Return               18.66%       (8.39%)     15.63%         10.32%       10.04%
5
Ratios/Supplemental
 Data:
Net Assets,
 End of Period
 (000's)                 $134,631     $118,776    $162,594       $108,774       $57,580


Ratios to average
 net assets:
  Net investment
   income including
   reimbursement/waiver     6.33%        6.28%       5.98%         6.55%         7.25%
6
  Operating ^ expenses
    including
   reimbursement/waiver     0.85%        0.78%       0.76%         0.87%         0.95%
6
  Operating expenses
   excluding
   reimbursement/waiver     1.07%        0.98%       0.96%         0.94%         0.95%
6
Portfolio Turnover Rate      110%         108%        128%          121%          145%
5

                                ___________________

1 The Fund commenced operations on December 14, 1990.
2 For periods prior to the year ended October 31, 1994, the per share amounts and selected ratios reflect the financial results of both Retail and Trust Shares.
3 Net investment income per share for Trust Shares before waiver of fees by the Investment Adviser and/or Administrator for the ^ years ended October 31, 1995 and 1994 were $0.62 and $0.63 ^, respectively.
4 Net investment income per share before waiver of fees by the Investment Adviser and/or Administrator for the years ended October 31, 1993, 1992 and 1991 were $0.63, ^ $0.67 and $0.64 ^, respectively.
5 Not Annualized.
6 Annualized.

                    INVESTMENT OBJECTIVE AND POLICIES


IN GENERAL

The Fund's investment objective is to seek a high level of current income consistent with prudent risk of capital. The Fund will invest substantially all of its assets in corporate debt obligations such as bonds, debentures, obligations convertible into common stock, "money market" instruments such as bank obligations and commercial paper, in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in obligations of supranational banks. Examples of those include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. The Fund may also invest, from time to time, in municipal securities. The purchase of municipal securities may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pretax basis, is comparable to that of corporate or U.S. debt obligations. The Fund may enter into interest rate futures contracts to hedge against changes in market values of fixed-income instruments that the Fund holds or intends to purchase. See "Other Investment Policies." At least 65% of the Fund's total assets will be invested in non-convertible bonds. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

Under normal market and economic conditions, the Fund will invest substantially all of its assets in high quality debt obligations that are rated, at the time of purchase, within the two highest ratings of S&P or Moody's (or, if unrated, are determined by the Investment Adviser to be of comparable quality) and in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and other "money market" instruments such as those listed below under "Other Investment Policies." Unrated securities will be determined to be of comparable quality to high quality debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated AA or A-2/P-2 or better. When, in the opinion of the Investment Adviser, a defensive investment posture is warranted, the Fund may invest temporarily and without limitation in high quality, short-term "money market" instruments. See Appendix A to the Statement of Additional Information for a description of S&P's and Moody's rating categories.

The Fund may also invest up to 5% of its total assets in dollar-denominated high quality debt obligations of U.S. companies issued outside the United States. In addition, the Fund may acquire high quality debt obligations issued by Canadian Provincial Governments, which are similar to U.S. Municipal Securities except that the income derived therefrom is fully subject to U.S. Federal taxation. These instruments are denominated in either Canadian or U.S. dollars and have an established over-the-counter market in the United States.

The Fund seeks to provide a current yield greater than that generally available from a portfolio of high quality short-term obligations. The Fund's average weighted maturity will vary from time to time depending on, among other things, current market and economic conditions and the comparative yields on instruments with different maturities. The Fund adjusts its average weighted maturity and its holdings of corporate and U.S. Government debt securities in a manner consistent with the Investment Adviser's assessment of prospective changes in interest rates. The success of this strategy depends upon the Investment Adviser's ability to predict changes in interest rates.

The value of the Fund's portfolio securities will generally vary inversely with changes in prevailing interest rates. The high quality credit criteria applied to the selection of portfolio securities are intended to reduce adverse price changes due to credit considerations. See "Other Investment Policies" below for information regarding additional investment policies of the Fund.

The Investment Adviser will use its best efforts to achieve the Fund's investment objective, although its achievement cannot be assured. The investment objective of the Fund may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," the Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Fund to be a complete investment program.


OTHER INVESTMENT POLICIES

U.S. GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS

The Fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in ^ "money market" instruments, including bank obligations and commercial paper.

Obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S.
Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.


Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and

U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Fund will invest in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.


Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary.
Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The Fund may also purchase Rule 144A securities. See "Investment Limitations."


TYPES OF MUNICIPAL SECURITIES

The two principal classifications of municipal securities which may be held by the Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

VARIABLE AND FLOATING RATE MUNICIPAL SECURITIES

Municipal Securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt instruments. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have an active trading market) that are acquired by the Fund are subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Galaxy's Board of Trustees. The Fund will not enter into repurchase agreements with Fleet or any of its affiliates. Securities subject to repurchase agreements may bear maturities exceeding one year. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand by notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the 10% limit described in Investment Limitation No. 3 under "Investment Limitations" in this Prospectus.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action.

The Fund may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

SECURITIES LENDING

The Fund may lend its portfolio securities to financial institutions such as banks and broker/dealers in accordance with the investment limitations described below. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral, should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, will be made only to borrowers deemed by the Investment Adviser to be of good standing and only when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks. The Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Fund represent not more than one-third of the value of its total assets.

INVESTMENT COMPANY SECURITIES

The Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Fund, other investment portfolios of Galaxy, and any other investment companies advised by the Investment Adviser. Any change by the Fund in the future with respect to its policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

INTEREST RATE FUTURES CONTRACTS

The Fund may enter into contracts (both purchases and sales) which provide for the future delivery of fixed-income securities (commonly known as interest rate futures contracts). The Fund will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Fund hold or intend to purchase. The Fund will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). The purchase of futures instruments in connection with securities which the Funds intend to purchase will require an amount of cash and/or U.S. Government obligations, equal to the market value of the outstanding futures contracts, to be deposited in a segregated account to collateralize the position and thereby insure that the use of such futures is unleveraged. The Fund will limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets after taking into account any unrealized profits and unrealized losses on the Fund's open contracts. In addition, no more than one-third of the Fund's total assets may be covered by such contracts.

Transactions in futures as a hedging device may subject the Fund to a number of risks. Successful use of futures by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of futures contracts and movements in the price of the instruments being hedged. There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which the Fund holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Additional information concerning futures transactions is contained in Appendix B to the Statement of Additional Information.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED SETTLEMENT TRANSACTIONS


The Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Fund may also purchase or sell eligible securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event the Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Investment Adviser to manage the Fund may be adversely affected. The Fund does not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.


ASSET-BACKED SECURITIES

The Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. The Fund will not invest more than 10% of its total assets in asset-backed securities. See "Asset-Backed Securities" in the Statement of Additional Information.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities (including collateralized mortgage obligations) that represent pools of mortgage loans assembled for sale to investors by various governmental agencies and government-related organizations such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payment may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund from investing in mortgaged-backed securities may be affected by reinvestment of prepayments at higher or lower rates than the original investment.


Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercials banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rats decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values or mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates. To the extent that collateralized mortgage obligations are considered to be investment companies, investments in such obligations will be subject to the percentage limitations described under "Investment Company
Securities" above.


STRIPPED OBLIGATIONS


To the extent consistent with its investment objective, the Fund may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. Obligations issued by the U.S. Government may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

GUARANTEED INVESTMENT CONTRACTS

The Fund may invest in guaranteed investment contracts ("GICs") issued by United States and Canadian insurance companies. Pursuant to GICs, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

BANK INVESTMENT CONTRACTS


The Fund may invest in bank investment contracts ("BICs") issued by banks that meet the quality and asset size requirements for banks described above under ^"U.S. Government Obligations and

Money Market Instruments." Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to the Fund's 10% limitation on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

PORTFOLIO TURNOVER

The Fund may sell a portfolio investment soon after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.  To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.  See "Financial Highlights" and "Taxes
--
Federal."


                       INVESTMENT LIMITATIONS

The following investment limitations are matters of fundamental policy and may not be changed with respect to the Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Other investment limitations that also cannot be changed without such a vote of shareholders are contained in the Statement of Additional Information under "Investment Objectives and Policies."

   The Fund may not:



   1. Make loans, except that (i) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) the Fund may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

   2. Borrow money or issue senior securities, except from domestic banks for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing (provided that the Fund may borrow pursuant to reverse repurchase agreements in accordance with its investment policies and in amounts not in excess of 10% of the value of its total assets at the time of such borrowing); or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

   3. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

   4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of its total assets may be invested without regard to this limitation.

In addition, the Fund may not purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and (c) utilities will be classified according to their services. (For example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry.)

The Securities and Exchange Commission has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. The Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the 10% limitation on purchases of illiquid instruments described under Investment Limitation No. 3 above, Rule 144A securities will not be considered illiquid if the Investment Adviser has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of the limitation.


                           PRICING OF SHARES


Net asset value per share of the Fund is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). The net asset value per share is determined on each day on which the Exchange is open for trading. Currently, the holidays which Galaxy observes are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Net asset value per share for purposes of pricing sales and redemptions is calculated separately for each series of shares by dividing the value of all securities and other assets attributable to a particular series of the Fund, less the liabilities attributable to shares of that series of the Fund, by the number of outstanding shares of that series of the Fund.


The Fund's assets are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by Galaxy's Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

                   HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

Shares in the Fund are sold on a continuous basis by Galaxy's distributor, 440 Financial Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of ^
First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial). The Distributor is a registered broker/dealer with principal offices located at ^ 290 Donald Lynch Boulevard, Marlboro, Massachusetts ^ 01752.


PURCHASE OF SHARES

The Trust Shares described in this Prospectus are sold to investors maintaining qualified accounts at bank and trust institutions, including subsidiaries of Fleet Financial Group, Inc. and to participants in employer-sponsored defined contribution plans ("Institutions"). Trust Shares sold to such investors ("Customers") will be held of record by Institutions. The Institution is responsible for transmitting to the Distributor orders for purchases of Trust Shares and for wiring required funds in payment to Galaxy's custodian on a timely basis. The Distributor is responsible for transmitting such orders to Galaxy's transfer agent for execution. Beneficial ownership of Trust Shares will be recorded by the Institution and reflected in the account statements it provides to its Customers. Confirmations of purchases and redemptions of Trust Shares will be sent to the appropriate Institution. Purchases of Trust Shares will be effected only on days on which the Distributor, Galaxy's custodian and the purchasing Institution are open for business ("Business Days").

A purchase order for Trust Shares received by the Distributor on a Business Day prior to the close of regular trading hours on the Exchange (currently, 4:00 p.m. Eastern Time) will be priced at the net asset value determined on that day, provided that Galaxy's custodian receives the purchase price in Federal funds or other immediately available funds prior to 4:00 p.m. on the following Business Day, at which time the order will be executed. If funds are not received by such date and time, the order will not be accepted and notice thereof will be given promptly to the Institution which submitted the order. Payments for orders which are not received or accepted will be returned after prompt inquiry to the sending Institution. If an Institution accepts a purchase order from its Customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the foregoing procedures.

Galaxy reserves the right to reject any purchase order, in whole or in part.

The issuance of Trust Shares is recorded on the books of the Fund and Trust Share certificates will not be issued.

Customers may purchase Trust Shares through procedures established by Institutions in connection with the requirements of their Customer accounts. Such accounts may include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts, (including defined contribution plans). Investors should contact their Institution (or, in the case of employee plans, their employer) for further information concerning the types of eligible Customer accounts and the related purchase and redemption procedures.

Although Galaxy does not impose any minimum initial or subsequent investment requirement with respect to Trust Shares, Institutions may impose such requirements on the accounts maintained by its Customers, and may also require that Customers maintain minimum account balances with respect to Trust Shares.

Trust Shares of the Fund may also be available for purchase through different types of retirement plans offered by the Institutions to its Customers. Information pertaining to such plans is available directly from the Institution.

REDEMPTION OF SHARES

Customers may redeem all or part of their Trust Shares in accordance with procedures governing their accounts at their Institution. It is the responsibility of the Institution to transmit redemption orders to the Distributor and to credit its Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Galaxy, although the Institution may charge its Customers' accounts for redemption services. Information relating to such redemption services and charges, if any, is available from the Institution.

Redemption orders are effected at the net asset value per share next determined after receipt and acceptance of the order by the Distributor. Payment for redemption orders received by the Distributor on a Business Day will normally be wired the following Business Day to the Institution. Payment for redemption orders which are received on a non-Business Day will normally be wired to the Institution on the next Business Day. However, in both cases Galaxy reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.

The Fund reserves the right to redeem shares in any account at their net asset value involuntarily, upon 60 days' written notice, if the value of the account is less than $250 as a result of redemptions.


                        DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income of the Fund are declared daily and paid monthly. Net realized capital gains are distributed at least annually.


Dividends and distributions will be paid in cash. Customers may elect to have their dividends reinvested in additional Trust Shares of the Fund at the net asset value of such shares on the ex-dividend date. Such election, or any revocation thereof, must be communicated in writing by an Institution on behalf of Customers to Galaxy's transfer agent and will become effective with respect to dividends paid after its receipt. The crediting and payment of dividends to Customers will be in accordance with the procedures governing such Customers' accounts at their Institution.


                                  TAXES

FEDERAL

The Fund qualified during its last taxable year and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code.

Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such dividends are received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or a qualified retirement plan are deferred under the Code.) It is anticipated that no part of any distribution will qualify for the dividends received deduction for corporations.

Distribution by the Fund of the excess of its net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares and whether such gains are received in cash or reinvested in additional shares. Such distributions are not eligible for the dividends received deduction.


Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

If you are considering buying shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, generally will be taxable to you.

A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of Fund shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

The foregoing summarizes some of the important Federal tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences than those of the Federal income tax law described above.

                              MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of Galaxy's Board of Trustees. The Fund's Statement of Additional Information contains the names of and general background information concerning the Trustees.

INVESTMENT ADVISER


Fleet, with principal offices at ^ 50 Kennedy Plaza, 2nd Floor, Providence, Rhode Island 02903, serves as the Investment Adviser to the Funds. Fleet, which commenced operations in 1984, also provides investment management and advisory services to individual and institutional clients; and manages other investment portfolios of Galaxy: the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Institutional Treasury Money Market, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity, Asset Allocation, Growth and Income, Small Cap Value, Short-Term Bond, Intermediate ^ Government Income, Corporate Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds. Fleet is an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., a registered bank holding company with total assets of approximately ^ $___ billion at ^___________, 1995.


Subject to the general supervision of Galaxy's Board of Trustees and in accordance with the Fund's investment policies, Fleet manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities and maintains related records.

The Fund's portfolio manager, Kenneth W. Thomas, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Thomas, a Vice President, has been with Fleet and its predecessors since 1985 and has been the Fund's portfolio manager since its inception.

For the services provided and expenses assumed with respect to the Fund, the Investment Adviser is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .75% of the average daily net assets of the Fund. The fee for the Fund is higher than fees paid by most other mutual funds, although the Board of Trustees of Galaxy believes that it is not higher than average advisory fees paid by funds with similar investment objectives and policies.


Fleet may from time to time, in its discretion, waive advisory fees payable by the Fund in order to help maintain a competitive expense ratio and may from time to time allocate a portion of its advisory fees to Fleet Trust Company or other subsidiaries of Fleet Financial Group, Inc. in consideration for administrative and other services which they provide to beneficial shareholders. Fleet is currently waiving a portion of the advisory fees payable to it by the Fund so that it is entitled to receive an advisory fee at the annual rate of .55% of the Fund's average daily net assets, but Fleet may in its discretion revise or discontinue this waiver at any time. For the fiscal year ended October 31, ^ 1995, Fleet received advisory fees (after fee waivers) at the effective rate of
 .53% of the Fund's average daily net assets.


AUTHORITY TO ACT AS INVESTMENT ADVISER

Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Trust Shares of the Fund, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of customers.
The Investment Adviser, custodian and Institutions which have agreed to provide shareholder support services that are banks or bank affiliates are subject to such banking laws and regulations. Should legislative, judicial, or administrative action prohibit or restrict the activities of such companies in connection with their services to the Fund, Galaxy might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is anticipated, however, that any resulting change in the Fund's method of operation would not affect the Fund's net asset value per share or result in financial loss to any shareholder. State securities laws on this issue may differ from federal law and banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATOR


^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), located at 4400 Computer Drive, Westboro, Massachusetts 01581-5108, serves as the Fund's administrator. ^ First Data is a wholly-owned subsidiary of ^
First Data Corporation.

^ First Data generally assists the Fund in its administration and operation. ^ First Data also serves as administrator to the other portfolios of Galaxy. For the services provided to the Fund, ^ First Data is entitled to receive administration fees, computed daily and paid monthly, at the annual rate of .09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other portfolios offered by Galaxy (collectively, the "Portfolios"), .085% of the next
$2.5 billion of combined average daily net assets and .08% of combined average daily net assets over $5 billion. In addition, ^ First Data also receives a separate annual fee from each Portfolio for certain fund accounting services. From time to time, ^ First Data may waive all or a portion of the administration fee payable to it by the Fund, either voluntarily or pursuant to applicable statutory expense limitations. ^ For the fiscal year ended October 31, ^ 1995, the Fund paid administration fees at the effective rate of ^.088% of the Fund's average daily net assets.


               DESCRIPTION OF GALAXY AND ITS SHARES

Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of ^ three series in the Fund as follows: Class J-Series 1 shares (Trust Shares) ^, Class J-Series
2 shares (Retail ^ A Shares) and Class J-Series 3 shares (Retail B
Shares), each series representing ^ interests in the Fund.
The Fund is classified as a diversified company under the 1940 Act. The Board of Trustees has also authorized the issuance of additional classes and series of shares representing interest in other portfolios of Galaxy.
For information regarding the Fund's Retail Shares and these other portfolios, which are offered through separate prospectuses, contact the Distributor at (800) 628-0414.

Shares of each series in the Fund bear their pro rata portion of all operating expenses paid by the fund except as follows. Holders of the Fund's Retail A Shares bear the fees that are paid to Institutions under Galaxy's Shareholder Service Plan described below. Holders of the Fund's Retail B Shares bear the fees described in the prospectus for such shares that are paid under Galaxy's Distribution and Services Plan at an annual rate not to exceed
 .80% of the average daily net asset value of the Fund's outstanding Retail
B Shares. Currently, these payments are not made with respect to the Fund's Trust Shares ^. In addition, shares of each series in the Fund bear differing transfer agency expenses. Standardized yield and total return quotations are computed separately for each series of shares. ^ The difference in the expenses paid by the respective series will affect their performance.

^ Retail A Shares of the Fund are sold ^ with a maximum front-end sales charge of 3.75%. Retail B Shares are sold with a maximum contingent deferred sales charge of 5.0%. Retail A and Retail B Shares have certain exchange and other privileges which are not available with respect to Trust Shares.


Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related Fund with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Galaxy's Board of Trustees.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees.

SHAREHOLDER SERVICES PLAN


Galaxy intends to enter into servicing agreements with Institutions (including Fleet Bank and its affiliates) pursuant to which Institutions will render certain administrative and support services to Customers who are the beneficial owners of Retail A Shares. Such services will be provided to Customers who are the beneficial owners of Retail A Shares and are intended to supplement the services provided by Galaxy's administrator and transfer agent to the shareholders of record of the Retail A Shares. In consideration for payment of up to .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of the following services to such Customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing sub-accounting with respect to Retail A Shares or the information necessary for sub-accounting; and providing periodic mailings to Customers. In consideration for payment of up to a separate .15% (on an annualized basis) of the average daily net asset value of Retail A Shares owned beneficially by their Customers, Institutions may provide one or more of these additional services to such Customers: providing Customers with information as to their positions in Retail A Shares; responding to Customer inquiries; and providing a service to invest the assets of

Customers in Retail A Shares. These services are described more fully in Galaxy's Statement of Additional Information under "Shareholder Services Plan."

Although the Shareholder Services Plan ^ has been approved with respect to both Retail A Shares and Trust Shares of the Fund, as of the date of this Prospectus, Galaxy intends to enter into servicing agreements under the Shareholder Services Plan only with respect to Retail A Shares of the Fund, and to limit the payment under these servicing agreements for the Fund to no more than .15% (on an annualized basis) of the average daily net asset value of the Retail A Shares of the Fund beneficially owned by Customers of Institutions. Galaxy understands that Institutions may charge fees to their Customers who are owners of Retail A Shares in connection with their accounts with such Institutions. Any such fees would be in addition to any amounts which may be received by an Institution under the Shareholder Services Plan. Under the terms of each servicing agreement entered into with Galaxy, Institutions are required to provide their Customers with a schedule of any fees that they may charge in connection with Customer investments in Retail A Shares.


AFFILIATE AGREEMENT FOR SUB-ACCOUNT SERVICES


^ First Data has entered into an agreement with Fleet Trust Company, an affiliate of the Investment Adviser, pursuant to which Fleet Trust Company performs certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to Trust Shares of the Fund held by defined contribution plans, including: maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Trust Shares and the dollar value of Trust
Shares in each sub-account; crediting to each Participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Fleet Trust Company is compensated by ^ First Data for the Sub-Account Services and in connection therewith the transfer agency fees payable by Trust Shares of the Fund to ^ First Data have been increased by an amount equal to these fees. In substance, therefore, the holders of Trust Shares of the Fund indirectly bear these fees.


                       CUSTODIAN AND TRANSFER AGENT


The Chase Manhattan Bank, N.A., located at 1 Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets, and ^ First Data Investor Services Group, Inc. (formerly known as The Shareholder Services

Group, Inc.  d/b/a 440 Financial) ("First Data"), a wholly-owned subsidiary
^ First Data Corporation, serves as the ^ Fund's transfer and dividend disbursing agent. Services performed by both entities for the Fund are described in the Statement of Additional Information. Communications to ^ First Data should be directed to ^ First Data at P.O. Box 15108-5108, 4400 Computer Drive, Westboro, Massachusetts 01581.


                                  EXPENSES


Except as noted below, Fleet and 440 Financial bear all expenses in connection with the performance of their services for the Fund. Galaxy bears the expenses incurred in the Fund's operations. Such expenses include taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with ^ First Data); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholders' reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.


               PERFORMANCE AND YIELD INFORMATION


From time to time, in advertisements or in reports to shareholders, the performance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant bond indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature, may also be used in comparing the performance and yields of the Fund. The performance and yield data ^ will be calculated separately for Trust Shares, Retail A Shares and Retail B Shares of the Fund.


The standard yield is computed by dividing the Fund's average daily net investment income per share during a 30-day (or one month) base period identified in the advertisement by the net asset value per share on the last day of the period, and annualizing the result on a semi-annual basis. The Fund may also advertise its "effective yield" which is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.

The Fund may also advertise its performance using "average annual total return" over various periods of time. Such total return figures reflect the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well, such as from the commencement of the Fund's operations, or on a year-by-year basis.
The Fund may also use "aggregate total return" figures for various periods, representing the cumulative change in the value of an investment in the Fund for the specified period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Fund during the period are reinvested in Fund shares.

Performance and yields of the Fund will fluctuate and any quotation of performance or yield should not be considered as representative of future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions.

Any additional fees charged by Institutions with respect to accounts of Customers that have invested in Trust Shares of the Fund will not be included in calculations of yield and performance.


                              MISCELLANEOUS

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.


As used in this Prospectus, a "vote of the holders of a majority of the outstanding shares" of ^ either Galaxy or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of the Fund or Galaxy, or (b) 67% or more of the shares of the Fund or Galaxy present at a meeting if more than 50% of the outstanding shares of the Fund or Galaxy are represented at the meeting in person or by proxy.

The portfolio manager of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products;
and tax, retirement and investment planning.

                                  THE GALAXY FUND

                     Statement of Additional Information

^                               Trust Shares of the

                               Short-Term Bond Fund

                        Intermediate Government Income Fund

                               High Quality Bond Fund





                               ^ March 1, 1996

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectuses (the "Prospectuses") for Trust Shares of the Short-Term Bond, Intermediate Government Income and High
Quality Bond Funds, each dated March 1, 1996, of The Galaxy Fund ("Galaxy"), as they may from time to time be supplemented or revised. This Statement of Additional Information is incorporated by reference in its entirety into each such Prospectus. No investment in shares of the Funds should be made without reading the Prospectuses. Copies of the Prospectuses may be obtained by writing
Galaxy c/o ^ First Data Investor Services Group, Inc. ^, 4400 Computer Drive, Westboro, Massachusetts ^ 01581 or by calling Galaxy at (800) 628-0414.



                                   GALAXY FUNDS

                                  TABLE OF CONTENTS
                                                                 Page

INVESTMENT OBJECTIVES AND POLICIES
   Variable and Floating Rate Obligations
   Bank Obligations
   Asset-Backed Securities
   Municipal Securities
   When-Issued Securities and Forward Commitment and
      Delayed Settlement Transactions
   Stand-By Commitments
   Repurchase Agreements; Reverse Repurchase Agreements;
      Loans of Portfolio Securities
   Government Securities
^
   Foreign Currency Exchange Transactions --  Short-Term
      Bond Fund
^
   Additional Investment Limitations
^

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DESCRIPTION OF SHARES

ADDITIONAL INFORMATION CONCERNING TAXES
   In General
   Short-Term Bond Fund                                             ^
   Taxation of Certain Financial Instruments
   State Taxation

TRUSTEES AND OFFICERS
   Shareholder and Trustee Liability

^ ADVISORY, ADMINISTRATION,
        CUSTODIAN AND TRANSFER AGENCY AGREEMENTS
   Custodian and Transfer Agent

PORTFOLIO TRANSACTIONS

SHAREHOLDER SERVICES PLAN

EXPENSES

DISTRIBUTOR

                                                                 Page

AUDITORS

COUNSEL

PERFORMANCE AND YIELD INFORMATION
^
   Yield and Performance of the ^ Funds                          ^

MISCELLANEOUS

FINANCIAL STATEMENTS
APPENDIX A                                                        A-1
APPENDIX B                                                        B-1

                                THE GALAXY FUND

   The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in twenty-four investment portfolios.


   This Statement of Additional Information relates to ^ Trust Shares of Three of those investment portfolios: the ^ Short-Term Bond Fund, Intermediate Government Income Fund (formerly Intermediate Bond Fund) and High Quality
Bond Fund^ and Corporate Bond Fund^ (the "Funds"). This Statement of Additional Information provides additional investment information with respect to all Funds and should be read in conjunction with the current Prospectuses.


                     INVESTMENT OBJECTIVES AND POLICIES

VARIABLE AND FLOATING RATE OBLIGATIONS

   The ^ Funds may purchase variable and floating rate instruments as described in their Prospectuses. If such an instrument is not rated, the investment adviser to the Funds (Fleet Investment Advisors Inc. ("Fleet" or the "Investment Adviser")) must determine that such instrument is comparable to rated instruments eligible for purchase by a Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such ^ instruments and will continuously monitor their financial status in order to meet payment on demand.
In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. ^ Variable and floating rate obligations ^ with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

^ BANK OBLIGATIONS

   ^ Investments by the Funds in non-negotiable time deposits are limited to no more than 5% of each such Fund's total assets at the time of purchase. ^

ASSET-BACKED SECURITIES

   Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.


   The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments, will decrease, yield to maturity.

   Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore prepayment rates are influenced by a variety of economic and social factors.
In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

   Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.


MUNICIPAL SECURITIES

   The ^ Funds may also invest in Municipal Securities when such investments are deemed appropriate by Fleet in light of the Funds' investment objectives. As a result of the favorable tax treatment afforded such obligations under the Internal Revenue Code of 1986, as amended, yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, although from time to time^ Municipal Securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances.

   Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.



   The two principal categories of Municipal Securities include "general obligation" and "revenue" issues. The Funds' portfolios may also include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ^ Ratings Group ("S&P"), described in the Prospectus for each Fund and in Appendix A hereto, represent such rating services' opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

   The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Funds' Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

   Among other instruments, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments,such as municipal bonds and private activity bonds to the extent consistent with the limitations set forth in the Prospectus for each Fund ^.


   Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.


   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted.

   Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor Fleet will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT AND DELAYED SETTLEMENT
TRANSACTIONS

   When a Fund agrees to purchase securities on a "when-issued," "forward commitment" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase "forward commitments," commitments to purchase "when-issued" securities or commitments to purchase securities on a "delayed settlement" basis exceeded 25% of the value of its assets.


   When a Fund engages in "when-issued," "forward commitment" or "delayed settlement" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of "when-issued" securities is calculated from the date of settlement of the purchase to the maturity date.

STAND-BY COMMITMENTS

   Under a "stand-by commitment," a dealer agrees to purchase from a Fund, at the Fund's option, specified securities at a specified price. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

   Although "stand-by commitments" are often available without the payment of any direct or indirect consideration, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities that are acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

   The ^ Funds will enter into "stand-by commitments" only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Fund's Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

   The Funds will acquire "stand-by commitments" solely to facilitate liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" will be valued at zero in determining a Fund's net asset value.

REPURCHASE AGREEMENTS; REVERSE REPURCHASE AGREEMENTS; LOANS OF PORTFOLIO SECURITIES


   ^ Each Fund may enter into repurchase agreements. The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

   ^ Each Fund may enter into reverse repurchase agreements. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


   A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the ^ Funds would be invested in high quality, short-term "money market" instruments.

GOVERNMENT SECURITIES

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.


^ FOREIGN CURRENCY EXCHANGE TRANSACTIONS -- SHORT-TERM BOND FUND

   Because the Short-Term Bond Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may enter into foreign currency exchange transactions to convert United States currency to foreign currency and foreign currency to United States currency as well as convert foreign currency to other foreign currencies. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.


   A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a specified price and future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Since consideration of the prospect for currency parities will be incorporated into the Fund's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to portfolio security transactions; however, it is important to have the flexibility to enter into foreign currency hedging transactions when it is determined that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.


^

ADDITIONAL INVESTMENT LIMITATIONS

   In addition to the investment limitations disclosed in their Prospectuses, the Funds are subject to the following investment limitations, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" in the Prospectuses).

   Each Fund may not:

   1. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities or maintain a short position.

   2. Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

   3. Purchase or sell real estate; except that each ^ Fund may purchase securities that are secured by real estate, and ^ may purchase securities of issuers which deal in real estate or interests therein.

   4. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration or development programs or mineral leases; provided however, that each Fund may enter into interest rate futures contracts to the extent permitted under the Commodity Exchange Act and the 1940 Act; and further provided that the Short-Term Bond^ and Corporate Bond Funds may enter into forward currency contracts and foreign currency futures contracts and related options to the extent permitted by their respective investment objectives and policies.


   5. Invest in or sell put options, call options, straddles, spreads, or any combination thereof^.

   6. Invest in companies for the purpose of exercising management or control.


   7. Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets; provided, however, that ^ all Funds may acquire such securities in accordance with the 1940 Act ^.


In addition to the above limitations:



   ^ 8. The Funds, with the exception of the ^ Short-Term Bond Fund, may not purchase foreign securities, except that the ^Intermediate Government Income and High Quality Bond Funds may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by U.S. branches of foreign banks, or foreign branches of U.S. banks, and obligations of Canadian Provincial Governments in accordance with each Fund's investment objective and policies.


   The investment restrictions described below are not fundamental policies of Galaxy and may be changed by Galaxy's Board of Trustees. These non-fundamental investment policies require that:


   (A) ^ the Funds may not purchase any security if, as a result, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years; and

   ^(B) the Funds may not invest in warrants (other than warrants acquired by a Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of a Fund's net assets or if, as a result, more than 2% of a Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.


   In order to permit the sale of Fund shares in certain states, Galaxy may make other commitments more restrictive than the investment policies and limitations described above and in the Prospectuses.

^

               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


   Trust Shares of the Funds are sold on a continuous basis by 440 Financial Distributors, Inc. (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition, Trust Shares in the Funds are offered to investors maintaining qualified accounts at bank and trust institutions, including institutions affiliated with Fleet Financial Group, Inc., and to participants in employer-sponsored defined contribution plans.

   ^ If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property.


   Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC") exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

   Galaxy may require any information reasonably necessary to ensure that a redemption has been duly authorized.


                             DESCRIPTION OF SHARES


   Galaxy is a Massachusetts business trust. Galaxy's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares and to classify or reclassify any unissued shares into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of twenty-four classes of shares, each representing interests in one of twenty-four separate investment portfolios: Money Market Fund, Government Fund, Tax-Exempt Fund, U.S. Treasury Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Treasury Money Market Fund, Equity Value Fund, Equity Growth Fund, Equity Income Fund, International Equity Fund, Small Company
Equity Fund, Asset Allocation Fund, Growth and Income Fund, Small Cap Value Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund. As stated in the applicable Prospectuses, two separate series of shares (Retail A Shares and Trust Shares) of the ^ Funds (plus a third series of shares, i.e. Retail B Shares, of the Short-Term Bond and High-Quality Bond Funds ("CDSC Funds") are offered under separate Prospectuses to different categories of investors.

   Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable.

Except as noted below with respect to the Shareholder Services Plan (which is currently applicable only to Retail A Shares of a Fund) ^, the Distribution and Services Plan for Retail B Shares of a Fund, and differing transfer agency fees, Trust Shares, Retail A Shares and Retail B Shares bear pro rata the same expenses and are entitled equally to a Fund's dividends and distributions. In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder, except that currently each Fund's Retail A Shares would be solely responsible for the Fund's payments to Service Organizations under the Shareholder Services Plan^ and each CDSC Fund's Retail B Shares would be solely responsible for the Fund's payments to the Distributor and to Service Organizations under the Distribution and Services Plan.

   Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by series on all matters, except that only Retail A Shares and Trust Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Shareholder Services Plan for Retail A and Trust Shares and only Retail B Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Galaxy's Distribution and Services Plan for Retail B Shares. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.


Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate, and not by class or series, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

   Galaxy does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.


   Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another Fund of Galaxy and, in connection therewith, to cause all outstanding shares of any Fund to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES
IN GENERAL

   The following summarizes certain additional tax considerations generally affecting the Funds ^ and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

Each Fund ^ is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and each Fund intends to qualify as a
"regulated investment company" under the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the Federal income taxes to which it may be subject. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, a Fund's distributions to shareholders (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income, to the extent of the current and accumulated earnings and profits of the particular Fund, and would be eligible for the dividends received deduction in the case of corporate shareholders.

   Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its tax-exempt interest income (if any) net of certain deductions for such year (the "90% distribution requirement"). In addition, each Fund must satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies (the "90% gross income test"). The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies, only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

   A Fund will not be treated for a taxable year as a regulated investment company under the Code if 30% or more of the Fund's gross income for such year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in Section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. Although proposed legislation would repeal the 30% test, it is unclear if or when such legislation would become effective. With respect to covered call options, if the call is exercised by the holder, the premium and the price received upon exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described below under "Taxation of Certain Financial Instruments," the Internal Revenue Service (the "Service") has ruled in private letter rulings issued to other registered investment companies that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to- market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months time has elapsed between the date the contract, option or instrument is acquired and the termination date. Although a private letter ruling is binding on the Service only with respect to the taxpayer receiving the ruling, it is anticipated that the Service would take the same position with respect to the Funds. Increases and decreases in the value of a Fund's forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

   A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

   Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000, and an effective marginal rate of 38% applies in the case of corporations having taxable income between $15,000,000 and $18,333,333).

   A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

   The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient."

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

   Special rules govern the federal income tax treatment of financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the 90% distribution requirement, on the income or gain qualifying under the 90% gross income test and on their ability to comply with the 30% test described above.


Generally, futures contracts and options on futures contracts held by the ^ Funds and certain foreign currency contracts entered into by the ^ Short-Term Bond Fund (as described above) (collectively, the "Instruments") at the close of their taxable year are treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period a Fund has held the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts, which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Funds, are subject to certain loss deferral rules, which limit the amount of loss currently deductible on either part of the straddle to the amount thereof that exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also are applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts that are part of a "mixed straddle" to sell related options, and certain foreign currency contracts that are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of
Section 1256 of the Code including "the 40%-60% rule" and "mark-to-market," but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.


   A foreign currency contract must meet the following conditions in order to be subject to the mark-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

   Some of the non-U.S. dollar denominated investments that a Fund may make, such as foreign securities, European Depository Receipts and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the mark-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Funds, which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks), is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

   The Funds may be subject to U.S. federal income tax on a portion of any "excess distribution" or a gain from the disposition of passive foreign investment companies even if it distributes the income to its shareholders.



STATE TAXATION

   Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.


                               TRUSTEES AND OFFICERS

   The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                               Positions             Principal Occupation
                               with The              During Past 5 Years
Name and Address               Galaxy Fund           and Other Affiliations

Dwight E. Vicks, Jr.           Chairman &            President & Director,
Vicks Lithograph &             Trustee               Vicks Lithograph &
  Printing Corporation                               Printing Corporation
Commercial Drive                                     (book manufacturing and
P.O. Box 270                                         commercial printing);
Yorkville, NY 13495                                  Director, Utica Fire
Age 61                                               Insurance Company;
                                                     Trustee, Savings Bank of
                                                     Utica; Director, Monitor
                                                     Life Insurance Company;
                                                     Director, Commercial
                                                     Travelers Mutual
                                                     Insurance Company;
                                                     Trustee, The Galaxy VIP
                                                     Fund; Trustee, Galaxy
                                                     Fund II.

John T. O'Neill1               President             Executive Vice President,
Hasbro, Inc.                   Treasurer &           and CFO, Hasbro, Inc
200 Narragansett               Trustee               (toy and game
  Park Drive                                         manufacturer), since
Pawtucket, RI 02862                                  1987; Trustee, The Galaxy
Age 54                                               VIP Fund; Trustee, Galaxy
                                                     Fund II; Managing
                                                     Partner, KPMG Peat
                                                     Marwick (accounting
                                                     firm), 1986.

Louis DeThomasis               Trustee               President, Saint Mary's
Saint Mary's College                                 College of Minnesota;
  of Minnesota                                       Director, Bright Day
Winona, MN 55987                                     Travel, Inc.; Trustee,
Age 54                                               Religious Communities
                                                     Trust; Trustee, The
                                                     Galaxy VIP Fund; Trustee,
                                                     Galaxy Fund II.

                               Positions             Principal Occupation
                               with The              During Past 5 Years
Name and Address               Galaxy Fund           and Other Affiliations

Donald B. Miller               Trustee               Chairman, Horizon Media,
10725 Quail Covey Road                               Inc. (broadcast
Boynton Beach, FL 33436                              services);
Age 69                                               Director/Trustee,
                                                     Lexington Funds;
                                                     President and CEO, Media
                                                     General Broadcast
                                                     Services, Inc. (1986 to
                                                     1989); Chairman,
                                                     Executive Committee,
                                                     Compton International,
                                                     Inc. (advertising
                                                     agency); Trustee,
                                                     Keuka College; Trustee,
The
                                                     Galaxy VIP Fund; Trustee,
                                                     Galaxy Fund II.

James M. Seed                  Trustee               Chairman and President,
The Astra Ventures,                                  The Astra Projects,
  Inc.                                               Incorporated (land
One Citizens Plaza                                   development); President,
Providence, RI 02903                                 The Astra Ventures,
Age 54                                               Incorporated (previously,
                                                     Buffinton Box Company -
                                                     manufacturer of cardboard
                                                     boxes); Trustee, The
                                                     Galaxy VIP Fund; Trustee,
                                                     Galaxy Fund II;
                                                     Commissioner, Rhode
                                                     Island Investment
                                                     Commission.


Bradford S. Wellman1           Trustee               Private Investor;
2468 Ohio Street                                     President, Ames &
Bangor, ME  04401                                    Wellman, from 1978 to
Age 64                                               1991; President, Pingree
                                                     Associates, Inc., from
                                                     1974 until 1990;
                                                     Director, Essex County
                                                     Gas Company, until
                                                     January 1994; Director,
                                                     Maine Mutual Fire
                                                     Insurance Co.; Member,
                                                     Maine Finance Authority;
                                                     Trustee, The Galaxy VIP
                                                     Fund; Trustee, Galaxy
                                                     Fund II.

                               Positions             Principal Occupation
                               with The              During Past 5 Years
Name and Address               Galaxy Fund           and Other Affiliations

W. Bruce McConnel, III         Secretary             Partner of the law firm
Philadelphia National                                Drinker Biddle & Reath,
  Bank Building                                      Philadelphia,
Broad & Chestnut Sts.                                Pennsylvania.
Philadelphia, PA 19107
Age 52


Neil Forrest                   Vice                  Vice President,
^ First Data Investor          President             Investment Marketing and
 Services Group, Inc.          and                   Strategic Planning,
^ 4400 Computer Drive          Assistant             Manufacturers and Traders
^ Westboro, MA  01581          Treasurer             Trust Co. (1990-1992);
^ Age 35                                             ^ First Data Investor
                                                     Services Group, Inc.
                                                     ^(1992 to present).

Louis Russo                    Assistant             Vice President, ^ First
^ First Data Investor          Treasurer             Data Investor Services
 Services Group, Inc.                                Group, Inc. since 1990;
^ 4400 Computer Drive                                Director, Funds
^ Westboro, MA  01581                                Accounting, Fidelity
^ Age 43                                             Investments from 1988 to
                                                     1990.

_________________________

1. An interested person within the definition set forth in Section 2(a)(19) of the 1940 Act.

   Each trustee receives an annual aggregate fee of ^ $23,000 for his services as a trustee to ^ Galaxy ^, The Galaxy VIP Fund and Galaxy Fund II, plus an additional ^ $1,500 for each in-person Galaxy Board meeting ^ attended and $750 for each Galaxy Fund II Board meeting attended and is reimbursed for expenses incurred in attending meetings. Each trustee of Galaxy and The Galaxy VIP Fund also receives $500 for each telephone Board meeting attended. The Chairman of the Boards of Galaxy and The Galaxy VIP Fund are entitled to an additional annual aggregate fee in the amount of $3,000, and the President and Treasurer of Galaxy and The Galaxy VIP Fund is entitled to an additional annual aggregate fee of $2,000 for their services in these respective capacities. No employee of ^ First Data Investor Services Group, Inc. ^(formerly known as The Shareholder Services Group, Inc. d/b/a/ 440 Financial) receives any compensation from Galaxy for acting as an officer. No person who is an officer, director or employee of Fleet, or any of its affiliates, or of the Sub-Adviser, serves as a trustee, officer or employee of Galaxy. The trustees and officers of Galaxy own less than 1% of its outstanding shares.

SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon ^ request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.

   The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

   With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.

   The following chart provides certain information about the fees received by Galaxy's trustees in the most recently completed fiscal year.


                                                Pension or
                                                 Retirement              Total
                                                  Benefits          Compensation
                                                 Accrued as          from Galaxy
                           Aggregate               Part of             and Fund
Name of                  Compensation               Fund             Complex*Paid
Person/Position           from Galaxy             Expenses           to Trustees
Bradford S. Wellman        ^ $19,500                None              ^ $27,500
Dwight E. Vicks, Jr.       ^ $22,900                None              ^ $31,650
Donald B. Miller           ^ $19,500                None              ^ $27,500
Rev. Louis DeThomasis      ^ $19,500                None              ^ $27,500
John T. O'Neil            ^  $21,750                None              ^ $28,625
James M. Seed              ^ $19,500                None              ^ $27,500

_____________

* The "Fund Complex" consists of The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II.


                          ^ ADVISORY, ADMINISTRATION,
                    CUSTODIAN AND TRANSFER AGENCY AGREEMENTS


   Fleet serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" in the Prospectuses.


   For ^ the fiscal years ended October 31, ^ 1993, October 31, 1994 and October 31, 1995, Galaxy paid Fleet fees (net of waivers) of $1,772,737, $2,055,130 and $1,467,085, respectively, with respect to the ^ Intermediate Government Income Fund; $722,296, $862,228 and $783,564, respectively, with respect to the ^ High Quality Bond Fund; and $355,130, $463,521 and $293,801, respectively, with respect to the Short-Term Bond Fund.

   For the fiscal years ended October 31, ^ 1993, October 31, 1994 and October 31, 1995, Fleet waived advisory fees of $644,334, $757,729, and $557,058, respectively, with respect to the Intermediate Government Income Fund^; $268,355, $316,813 and $297,640, respectively, with respect to the High Quality Bond Fund; and $129,168, $175,814 and $130,602 ^, respectively, with respect to the Short-Term Bond Fund.

   For the fiscal year ended October 31, 1995, Fleet reimbursed advisory fees of $60,356, $34,946 and $65,354 with respect to the Intermediate Government Income Fund, High Quality Bond Fund and Short-Term Bond Fund, respectively.

   The advisory agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund ^ from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.




   ^ Fleet Trust Company, an affiliate of the Investment Adviser, is paid a fee for sub-account and administrative services performed with respect to Trust Shares of ^ the Funds held by defined contribution plans. Pursuant to an agreement between Fleet Trust Company and ^ First Data, Fleet Trust Company will be paid $21.00 per year for each defined contribution plan participant account. As of October ^ 31, 1995, there were approximately ^____________ defined contribution plan participant sub-accounts invested in Trust Shares of the Funds; thus it is expected that Fleet Trust Company will receive annually approximately ^ $__________ for sub-account services. ^ First Data bears this expense directly, and shareholders of Trust Shares of ^ the Funds bear this expense indirectly through fees paid to ^ First Data for transfer agency services.

   ^ First Data Investor Services Group, Inc. ^(formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as Galaxy's administrator. Under the administration agreement, ^ First Data has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, certain other services such as internal auditing services required by Galaxy, and compute the net asset value and net income of the Funds. ^ First Data prepares the Funds' annual and semi-annual reports to the Securities and Exchange Commission, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Funds' financial accounts and records, and generally assists in all aspects of Galaxy's operations.

   Prior to March 31, 1995, Galaxy's administrator and transfer agent was 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America. On March 31, 1995, ^ First Data ^ acquired all of the assets of 440 Financial Group of Worcester, Inc.

   For the fiscal years ended October 31, ^ 1993, October 31, ^ 1994 and October 31, ^ 1995, First Data and/or its predecessors received administration fees ^(net of fee waivers) of $245,412, $312,525 and $244,446, respectively, with respect to the ^ Intermediate Government Income Fund; $103,731, $131,746 and $130,250, respectively, with respect to the ^ High Quality Bond Fund; and $49,474, $71,444 and $57,153, respectively, with respect to the ^ Short-Term Bond Fund.

CUSTODIAN AND TRANSFER AGENT

   The Chase Manhattan Bank, N.A. ("Chase Manhattan") serves as custodian to the Funds pursuant to a Global Custody Agreement. Under its custody agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. In addition, Chase Manhattan may employ sub-custodians for the ^ Short-Term Bond Fund upon prior approval by the Board of Trustees in accordance with the regulations of the SEC, for the purpose of providing custodial services for the foreign assets of that Fund held outside the United States. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.

   ^ First Data also serves as Galaxy's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement ("Transfer Agency Agreement"). Under the Transfer Agency Agreement, ^ First Data has agreed to: (i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.


                                 PORTFOLIO TRANSACTIONS

   Debt securities purchased or sold by the ^ Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


   ^ The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. ^


   In purchasing or selling securities for the Funds, Fleet ^ will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet ^ may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.
                                      -30-

   Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, the Investment Adviser, ^ First Data, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

   Galaxy is required to identify any securities of its "regular brokers or dealers" that ^ it has acquired during its most recent fiscal year. At October 31, ^ 1995, (a) the Short-Term Bond Fund had entered into repurchase transactions with Chase Securities, Inc. in the amount of $1,119,271 to be repurchased on November 1, 1995 at $1,119,450; (b) the Intermediate Government Income Fund had entered into repurchase transactions with Chase Securities, Inc. in the amount of $14,757,580 to be repurchased on November 1, 1995 at $14,757,937; ^ and (c) the High Quality Bond Fund had entered into repurchase transactions with Chase Securities, Inc. in the amount of $1,377,652 to be repurchased on November 1, 1995 at $1,377,872. Chase Securities, Inc. is considered a "regular broker or dealer" of Galaxy. Chase Manhattan Bank, N.A. is the parent of Chase Securities, Inc.


   Investment decisions for each Fund are made independently from those for the other Funds and for any other investment companies and accounts advised or managed by Fleet ^. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet ^ believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet ^ may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for its other portfolios, or other investment companies or accounts in order to obtain best execution.

                              SHAREHOLDER SERVICES PLAN

   As stated in the Prospectuses for each Fund ^, Galaxy may enter into agreements ("Shareholder Services Agreements") with Institutions and other organizations (including Fleet Bank and its affiliates) (collectively, "Service Organizations") pursuant to which Service Organizations will be compensated by Galaxy for providing certain administrative and support services to Customers who are the beneficial owners of Retail A Shares and Trust Shares of a Fund^. Such services are intended to supplement the services provided by Galaxy's Administrator and transfer agent. In consideration for payment of up to .25% (on an annualized basis) of the average daily net asset value of Retail A Shares and Trust Shares covered by a Shareholder Services Agreement, Service Organizations may provide one or more of the following services to Customers: aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; arranging for bank wires; processing dividend payments from a Fund; providing sub-accounting with respect to Retail A Shares and Trust Shares or the information necessary for sub-accounting; providing periodic mailings to Customers (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and providing other similar services if permitted by applicable statutes, rules and regulations. In consideration for a separate payment of up to .25% (on an annualized basis) of the average daily net asset value of Retail A Shares and Trust Shares covered by a Shareholder Services Agreement, Service Organizations may provide one or more of these additional services to Customers: providing Customers periodically with information as to their positions in Retail A Shares and Trust Shares; responding to Customer inquiries about services performed by Service Organizations; providing a service to invest the assets of Customers in Retail A Shares and Trust Shares; and providing other similar services if permitted by applicable statutes, rules and regulations.


   While the Shareholder Services Plan (the "Plan") authorizes aggregate payments of up to .50% of the net asset value of all Retail A Shares and Trust Shares of the Funds^, Galaxy currently intends to enter into Shareholder Services Agreements only with respect to Retail A Shares of the Funds.
Further, Galaxy intends to limit the consideration paid under Shareholder Services Agreements ^ to no more than .15% of the average daily net asset value (on an annualized basis) of the Retail ^ A Shares of the Funds.


   Each Shareholder Services Agreement between Galaxy and a Service Organization relating to the Plan described above requires that the Service Organization agree to waive a portion of the servicing fee payable to it under the Plan to the extent necessary to ensure that the fees required to be accrued with respect to the shares of the Funds on any day do not exceed the income to be accrued to such Retail A Shares on that day.


   For the one-month period ended October 31, 1994 (date of implementation of Shareholder Services Plan), payments to Service Organizations totaled ^ $3,465, $12,348, and $4,524 with respect to the ^ Retail A Shares of the High Quality Bond Fund, Intermediate Government Income Fund and Short-Term Bond Fund, respectively.

   For the fiscal year ended October 31, 1995, payments to Service Organizations totaled $39,826, $122,743, and $45,148 with respect to the Retail A Shares of the High

Quality Bond Fund, Intermediate Government Income Fund and Short-Term Bond Fund, respectively.

   Galaxy's Shareholder Services Agreements are governed by the Plan that has been adopted by Galaxy's Board of Trustees in connection with the offering of Trust and Retail A Shares of each Fund ^. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the Shareholder Services Agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of Galaxy's Trustees, including a majority of the Trustees who are not "interested persons" of Galaxy as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").


   The Board of Trustees has approved Galaxy's arrangements with Service Organizations based on information provided by Galaxy's service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording Galaxy greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Retail A Shares of the Funds. Any material amendment to Galaxy's arrangements with Service Organizations must be approved by a majority of Galaxy's Board of Trustees (including a majority of the Disinterested Trustees). So long as Galaxy's arrangements with Service Organizations are in effect, the selection and nomination of the members of Galaxy's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of Galaxy will be committed to the discretion of such Disinterested Trustees.

                                       EXPENSES


   If expenses borne by any Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, Fleet and ^ First Data will reimburse Galaxy for any such excess in proportion to the fees payable to them with respect to each portfolio to the extent required by such regulations and up to the amount of the fees payable to them, provided, however, that to the extent required by such state regulations, Fleet and ^ First Data have agreed to effect such reimbursement regardless of the amount of fees payable to them. Any such reimbursement would be made no less frequently than the payment of fees to each organization. Such reimbursements, if any, will be estimated, reconciled and paid on a monthly basis. The fees which the Service Organizations may charge to customers for services provided in connection with their investments in Galaxy are not covered by the state securities expense limitations described above.


                                    DISTRIBUTOR

   440 Financial Distributors, Inc., a wholly-owned subsidiary of ^ First Data, serves as Galaxy's Distributor. On March 31, 1995, ^ First Data acquired all of the issued and outstanding stock of the Distributor. Prior to that time, the Distributor was a wholly-owned subsidiary of 440 Financial Group of Worcester, Inc. and an indirect subsidiary of State Mutual Life Assurance Company of America.

   Unless otherwise terminated, the Distribution Agreement among Galaxy, the Distributor and its parent, ^ First Data, remains in effect until February 28, ^ 1997, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

                                      AUDITORS

   Coopers & Lybrand L.L.P., independent certified public accountants, with offices at One Post Office Square, Boston, Massachusetts 02109, serve as auditors to Galaxy. The financial highlights for the Funds included in their Prospectuses and the financial statements for ^ the Funds contained in Galaxy's Annual Reports to Shareholders and incorporated by reference into this Statement of Additional Information for the respective fiscal periods ended October 31 of each calendar year have been audited by Coopers & Lybrand L.L.P. for the periods included in their report thereon which appears therein.

                                       COUNSEL

   Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of Galaxy, is a partner), 1345 Chestnut Street, Suite 1100, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                        PERFORMANCE AND YIELD INFORMATION
^

Yield and Performance of the ^ Funds
   ^ The Funds' 30-day (or one month) standard yields described in their Prospectuses are calculated separately for each series of shares in each Fund in accordance with the method prescribed by the SEC for mutual funds:

                                     a - b
                     YIELD = 2[( - - - - +1 )6 - 1]
                                      cd

Where:  a =  dividends and interest earned by a
             Fund during the period;

        b =  expenses accrued for the period
             (net of reimbursements);

        c =  average daily number of shares
             outstanding during the period,
             entitled to receive dividends; and

        d =  maximum offering price per share
             on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

   Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

   With respect to mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest ("pay-downs"), (i) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period, and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

   Based on the foregoing calculation, (i) the standard yield for Trust Shares of the Intermediate Government Income, High Quality Bond and Short-Term Bond Funds for the 30-day period ended ^ October 31, 1995 were 6.15%, 5.48% and 5.22%, respectively. ^


   Each Fund that advertises its "average annual total return" computes such return separately for each series of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                ERV  l/n
                           T = [(-----) - 1]
                                   P

Where:    T = average annual total return;

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the l, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

          P = hypothetical initial payment of $1,000; and

          n = period covered by the computation, expressed in years.

   Each Fund that advertises its "aggregate total return" computes such returns separately for each series of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                ERV
   Aggregate Total Return =  [(-----) - l]
                                 P

   The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

   Aggregate total ^ return for Trust Shares of the ^ Intermediate Government Income ^ Fund for the period September 1, 1988 (inception) to ^ October 31, 1995 was 73.29%. From September 1, 1988 (inception) to ^ October 31, 1995, average annual total ^ return for Trust Shares of the ^ Intermediate Government Income ^ Fund was 7.97%. For the one-year and five-year periods ended October 31, 1995, the average annual total returns for Trust Shares of the ^ Intermediate Government Income ^ Fund were ^13.18% and ^8.19%, respectively.

   Aggregate total ^ return for Trust Shares of the ^ High Quality Bond ^ Fund from December 14, 1990 (inception) to ^ October 31, 1995 was 52.59%. From December 14, 1990 (inception) to ^ October 31, 1995, average annual total ^ return for Trust Shares of the ^ High Quality Bond Fund was 8.98%. For the one-year period ended October 31, 1995, the average annual total return for Trust Shares of the High Quality Bond Fund was 18.66%.

   Aggregate total returns for Trust Shares of the Short-Term Bond Fund from December 30, 1991 (inception) to October 31, 1995 was 22.49%. From December 30, 1991 (inception) to October 31, 1995, average annual total returns for Trust Shares of the Short-Term Bond Fund was 5.43%. For the one-year period ended October 31, 1995, the average annual ^ total returns for Trust Shares of the ^ Short-Term Bond Fund was 9.55%. ^

                                  MISCELLANEOUS

   As used in the Prospectuses, "assets belonging to a particular series of a Fund" means the consideration received by Galaxy upon the issuance of shares in that particular series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular series or Fund. In determining the net asset value of a particular Series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.


   As of ^ December 22, 1995, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Retail Shares of each of Galaxy's investment portfolios were as follows: Short-Term Bond Fund -- Womat Leasing, MSN 217, Attn: Mark Roberts, One Corporate Center, Hartford, CT 06103-3220 (9.94%); Tax-Exempt Fund -- Hope H. Van Beuren, E. Main RR 25 Enterprise Center, Middletown, RI 02842 (14.36%);^ Rhode Island Municipal Bond Fund -- Norstar Trust Co., Gales & Co., Funds Control, Attn: Julie Hogestyn, One East Avenue, Rochester, NY (44.57%); James R. McCulloch, c/o MICROFIBRE, P.O. Box 12008, Pawtucket, RI 02860 (8.38%).

   As of ^ December 22, 1995, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows: ^ Corporate Bond Fund -- BNE Unified Retirement Trust, Attn: Ben Branch, Trustee, 21 Merchants Road, 4th Floor, Boston, MA 02109 (64%); Shawmut Bank CT N.A. Trustee The Shawmut National Corporation Employees Thrift Plan Daily Fund; c/o Kenneth Weissman, Director, Corporate Benefits, Shawmut National Corporation, 777 Main Street, Hartford, CT 06115-2001 (10.09%); Shawmut Bank N.A. Trustee for The Balanced Fund Employee Benefit, c/o Doris Cote, 446 Main Street, Worcester, MA 01608 (9.31%); High Quality Bond Fund -- Fleet Savings Plus Plan HQ, c/o 50 Kennedy Plaza, Providence, RI 02903 (14.53%); Tax-Exempt Bond Fund -- NUSCO Retiree Health Veba Trust, P.O. Box 270, Hartford, CT 06141 (15.51%); Rhode Island Municipal Bond Fund -- Vera Clark, 175 East Avenue, Westerly, RI 02891 (7.68%); Connecticut Municipal Bond Fund -- Shawmut Bank CT N.A. Agent for Florence M. Roberts c/o Anna Marie Simonelli, 777 Main Street - MSN 762, Hartford, CT 06115 (8.10%); Ruthan Wein, 18 Timberline Dr., Farmington,
CT 06032 (7.97%); Emma Gaeta, c/o Nancy Gaeta, 152 West 58th St., Apt. 6C, New York, NY 10019 (7.22%); Albert M. Ross, Jr. ________ (5.22%);

Massachusetts Municipal Bond Fund -- Joseph S. Teller, 8 Kilsyth Terrace #21, Brighton, MA 02146 (6.22%); Philip H. Tobey, 65 __________________ (5.35%).

   As of December 22, 1995, the name, address and share ownership of the entities or persons that held of record more than 5% of the outstanding shares of the Institutional Treasury Money Market Fund were as follows: Fleet
New York, Fleet Investment Service, Attn: Barbara Healy, One East
Avenue, Rochester, NY 14638  (94.37%); Connecticut Municipal Money
Market Fund -- Shawmut Bank, Attn: Maureen Sanborn (CT), Deposit
Balancing, 150 Windsor Street -- MSN 294, Hartford, CT  06120-2992
(58.52%); Olsen & Co., Attn: Corporate Actions of 0503, One Federal
Street, Boston, MA 02110-2003 (25.99%); Massachusetts Municipal Money Market Fund -- Olsen & Co., Attn: Corporate Actions of 0503, One Federal Street, Boston, MA 02110-2003 (44.90%); Shawmut Bank, Attn: Maureen Sanborn (Mass), 150 Windsor Street - MSN 294, Hartford, CT 06120-2992 (7.31%); Clement McIver, Jr., c/o Methods Machine Tool, 65 Union Avenue, Sudbury, MA 01776-2245 (5.45%).

                                FINANCIAL STATEMENTS

   Galaxy's Annual Reports to Shareholders with respect to the Funds for the fiscal year ended October 31, ^ 1995 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports ^(the "Financial Statements") are incorporated into this Statement of Additional Information by reference. The Financial Statements included in the Annual Reports for the Funds for the fiscal year ended October 31, ^ 1995 have been audited by Galaxy's independent accountants, Coopers & Lybrand L.L.P., whose report thereon also appears in such Annual Reports and is incorporated herein by reference. The Financial Statements in such Annual Reports have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                     APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

   The following is a description of the securities ratings of Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Moody's Investors Service, Inc. ("Moody's"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch ("Thomson").

CORPORATE AND TAX-EXEMPT BOND RATINGS

   The four highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA, AA, A and BBB. Securities rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt. Securities rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Securities that are rated "A" have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Securities that are rated "BBB" have below average protection factors but are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. The AA, A and BBB ratings may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

   The four highest ratings of Fitch for tax-exempt and corporate bonds are AAA, AA, A and BBB. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. AAA bonds are considered to be investment grade and of the highest credit quality. The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The four highest ratings of S&P for tax-exempt and corporate bonds are AAA, AA, A and BBB. Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal. Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree. Bonds rated A are considered to have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds of a higher rated category. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for higher rated categories. The AA, A and BBB ratings may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

   The four highest ratings of Moody's for tax-exempt and corporate bonds are Aaa, Aa, A and Baa. Tax-exempt and corporate bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards." Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's may modify a rating of Aa, A or Baa by adding numerical modifiers of 1, 2 or 3 to show relative standing within these categories. The foregoing ratings are sometimes presented in parentheses preceded with a "con" indicating the bonds are rated conditionally. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

   The four highest ratings of IBCA for tax-exempt and corporate bonds are AAA, AA, A and BBB. IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year, which is issued by bank holding companies and their principal banking subsidiaries. Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA. Obligations rated A have a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although changes in business, economic or financial conditions may lead to increased investment risk. Obligations rated BBB currently have a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories. IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

   The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category. Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound.
Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify such issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 indicates speculative investment characteristics.

   Fitch's short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years. The four highest ratings of Fitch for short-term securities are F-1+, F-1, F-2 and F-3.F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories. F-3 securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade. Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

   S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. Issues assigned A-1 ratings, in S&P's opinion, indicate that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation. Issues rated A-2 by S&P indicate that capacity for timely payment on these issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes and circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only a speculative capacity for timely payment.

   Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Issuers rated Prime-1 (or related supporting institutions) in the opinion of Moody's "have a superior capacity for repayment of short-term promissory obligations." Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of Prime-1 rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries. The designation A1 by IBCA indicates that the obligation is supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a good capacity for timely repayment. Obligations rated A3 are supported by a satisfactory capacity for timely repayment. Obligations are rated B if there is an uncertainty as to the capacity to ensure timely repayment.

   Thomson commercial paper ratings assess the likelihood of an untimely or incomplete payment of principal or interest of debt having a maturity of one year or less, which is issued by a bank holding company or an entity within the holding company structure. The designation TBW-1 represents the highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. The designation TBW-2 represents the second highest rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1. The designation TBW-3 represents the lowest investment grade category and indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TAX-EXEMPT NOTE RATINGS

   A S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. Notes rated SP-1 are issued by issuers that exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation. Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest. Notes rated SP-3 are issued by issuers that exhibit speculative capacity to pay principal and interest.

   Moody's ratings for state and municipal notes and other short-term loans are designated MIG and variable rate demand obligations are designated VMIG. Such ratings recognize the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Loans bearing the designation MIG-2 or VMIG-2 are of high quality, with margins of protection ample although not so large as with loans rated MIG-1 or VMIG-1. Loans bearing the designation MIG-3 or VMIG-3 are of favorable quality with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Loans bearing the designation MIG-4 or VMIG-4 are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

   Fitch uses its short-term ratings described above under "Corporate and Tax-Exempt Commercial Paper Ratings" for tax-exempt notes.

                                    APPENDIX B

   As stated in the applicable Prospectuses, the ^ Funds may enter into futures transactions for hedging purposes. The following is a description of such transactions.

I.   INTEREST RATE FUTURES CONTRACTS

   Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

   The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

   DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

   Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

   Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

   A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

   EXAMPLE OF FUTURES CONTRACT SALE. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

   In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

   The adviser could be wrong in its forecast of interest rates, and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

   If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

   EXAMPLE OF FUTURES CONTRACT PURCHASE. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

   For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

   The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

   If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. MUNICIPAL BOND INDEX FUTURES CONTRACTS

   A municipal bond index assigns relative values to the bonds included in the index and the index fluctuates with changes in the market values of the bonds so included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

   The New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund and Rhode Island Municipal Bond Fund will sell index futures contracts in order to offset a decrease in market value of their respective portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

   Closing out a futures contract sale prior to the settlement date may be effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the index involved and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

EXAMPLE OF A MUNICIPAL BOND INDEX FUTURES CONTRACT

   Consider a portfolio manager holding $1 million par value of each of the following municipal bonds on February 2 in a particular year.


                                                                            Current
Price
                                                                              (points
and
                                                            Maturity       thirty-
seconds
Issue                   Coupon         Issue Date               Date          of a
point)
Ohio HFA                 9 3/8            5/05/83             5/1/13
94-2
NYS Power                9 3/4            5/24/83             1/1/17
102-0
San Diego, CA IDR       10                6/07/83             6/1/18
100-
14
Muscatine, IA Elec      10 5/8            8/24/83             1/1/08
103-
16
Mass Health & Ed        10                9/23/83             7/1/16
100-
12

   The current value of the portfolio is $5,003,750.

   To hedge against a decline in the value of the portfolio, resulting from a rise in interest rates, the portfolio manager can use the municipal bond index futures contract. The current value of the Municipal Bond Index is 86-09. Suppose the portfolio manager takes a position in the futures market opposite to his or her cash market position by selling 50 municipal bond index futures contracts (each contract represents $100,000 in principal value) at this price.

   On March 23, the bonds in the portfolio have the following values:

               Ohio HFA               81-28

               Ohio HFA               81-28
               NYS Power              98-26
               San Diego, CA IDB      98-11
               Muscatine, IA Elec     99-24
               Mass Health & Ed       97-18

   The bond prices have fallen, and the portfolio has sustained a loss of $130,312. This would have been the loss incurred without hedging. However, the
Municipal Bond Index also has fallen, and its value stands at 83-27. Suppose now the portfolio manager closes out his or her futures position by buying back 50 municipal bond index futures contracts at this price.

   The following table provides a summary of transactions and the results of the hedge.

                     CASH MARKET                FUTURES MARKET

    February 2       $5,003,750 long posi-      Sell 50 Municipal Bond
                     tion in municipal          futures contracts at
                     bonds                      86-09

    March 23         $4,873,438 long posi-      Buy 50 Municipal Bond
                     tion in municipal          futures contracts at
                     bonds                      83-27
                     ___________________        _____________________

                    $130,312 Loss                $121,875 Gain

  While the gain in the futures market did not entirely offset the loss in the cash market, the $8,437 loss is significantly lower than the loss which would have been incurred without hedging.

  The numbers reflected in this appendix do not take into account the effect of brokerage fees or taxes.


III.  MARGIN PAYMENTS

  Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with Galaxy's custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

  There are several risks in connection with the use of futures by the ^ Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments that are the subject of the hedge. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Funds involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where a Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

  Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

  In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with Galaxy's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the ^ Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

  Successful use of futures by the ^ Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

                                 THE GALAXY FUND

                                   FORM N-1A

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)   Financial Statements:

^

          (1)   Included in Part A:

              ^(i) Financial Highlights for the Trust Shares of the Registrant's Short-Term Bond Fund for the period December 30, 1991 (commencement of operations)^ through October 31,
                  ^ 1992 and the fiscal years ended October 31, 1993 through
                    October 31, 1995, Intermediate Government Income Fund (formerly Intermediate Bond Fund) for the period September 1, 1988 (commencement of operations) through October 31, 1988 and for the fiscal years ended October 31, 1989 through October 31, 1995, and High Quality Bond Fund for the period
                    December 4, 1990 (commencement of operations) through October 31, 1991 and for the fiscal years ended October 31, 1992 through October 31, 1995.

         (2)   Included in Part B:

                  ^ Financial Statements included in the Registrant's Annual
                    Report to Shareholders for the Taxable Bond Funds, as previously filed with the Commission, for the fiscal year ended October 31, 1995 ^ are incorporated herein by reference ^.


     (b)   Exhibits:

         (1)   (a)  Declaration of Trust dated March 31, 1986 is incorporated herein by reference to Exhibit (1)(a) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on April 14, 1986.

               (b) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988 is incorporated herein by reference to
Exhibit
                    (1)(b) to Post-Effective Amendment No. 12 to the

                    Registrant's Registration Statement on Form N-1A, as filed with the Commission on December 30, 1991.

               (c) Certificate pertaining to Classification of Shares dated May 5, 1986 pertaining to Class A and Class B Shares is incorporated herein by reference to Exhibit (1)(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 11, 1986.

               (d) Certificate of Classification of Shares dated December 9, 1987 pertaining to Class C, Class D and Class E Shares is incorporated herein by reference to Exhibit(1)(c) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on January 15, 1988.

               (e) Certificate of Classification of Shares dated November 8, 1989 pertaining to Class C -Special Series 1 and Class D - Special Series 1 Shares is incorporated herein by reference to Exhibit (1)(d) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 20, 1990.

               (f) Certificate of Classification of Shares dated August 16, 1990 pertaining to Class G -
                    Class F shares; Class G - Series 1 shares;
                    Series 2 shares; Class H - Series 1 shares; Class H -Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class
                    J - Series 1 shares and Class J - Series 2 shares is incorporated herein by reference to Exhibit (1)(e) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 20, 1990.

               (g) Certificate of Classification of Shares dated December 10, 1991 pertaining to Class K -Series 1 shares; Class K - Series 2 shares; Class L shares;
                    - Series 1 shares; Class L - Series 2
                    Class M - Series 1 shares; Class M -Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O
                    - Series 1 shares and Class O - Series 2 shares is incorporated herein by reference to Exhibit (1)(g) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission December 30, 1991.

               (h) Certificate of Classification of Shares dated February 22, 1993 pertaining to Class P -Series 1 shares; Class P - Series 2 shares;
                    Class Q - Series 1 shares; Class Q - Series 2 shares;
                     Class R - Series 1 shares; Class R -Series 2 shares;
                    Class S - Series 1 shares and Class S - Series 2 shares, is incorporated by reference to Exhibit (1)(h) to Post Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 28, 1995.

               (i) Certificate of Classification of Shares dated December 7, 1994 pertaining to Class T -Series 1 shares and Class T - Series 2 shares is incorporated herein by reference to Exhibit (1)(i) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 28, 1995.

               (j) Form of Certificate of Classification of Shares pertaining to Class U - Series 1 shares and Class U - Series 2 shares, Class V shares, Class W shares, and Class X - Series 1 shares and Class X - Series 2 shares is incorporated herein by reference to Exhibit (1)(j) to Post Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.

               (k) Form of Certificate of Classification of Shares pertaining to Class C-Special Series 2, Class H-Series 3, Class J-Series 3, Class K-Series 3, Class L-Series 3, Class M-Series 3, Class N-Series 3 and Class U-Series 3 Shares is incorporated herein by reference to Exhibit (1)(k) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.

         (2) Code of Regulations is incorporated herein by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on April 14, 1986.

        (3)    None.

        (4)    None.


        (5)   (a)  Advisory Agreement between the Registrant and Fleet
                   Investment Advisors Inc. with respect to the Money Market, Government, U.S. Treasury, Tax-Exempt, Institutional Treasury Money Market, Short-Term Bond, Intermediate Bond, Corporate Bond, High Quality Bond, Tax-Exempt Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond, Equity Value, Equity Growth, Equity Income, International Equity, Small Company Equity and Asset Allocation Funds dated May 19, 1994 is incorporated herein by reference to Exhibit (5)(a) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on July 15, 1994.


              (b) Form of Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds is incorporated herein by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.

              (c) Sub-Advisory Agreement between Fleet/Norstar Investment Advisors Inc. and Wellington Management Company with respect to the International Equity Fund dated February 1, 1991 is incorporated herein by reference to Exhibit (5)(g) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 28, 1991.

        (6)   (a)  Distribution Agreement among the Registrant, The Shareholder
                   Services Group, Inc. d/b/a 440 Financial and 440 Financial Distributors, Inc. dated March 31, 1995 is incorporated herein by reference to Exhibit (6)(a) to Post-Effective Amendment No.
                   21 to the Registrant's Registration Statement on Form

                   N-1A, as filed with the Commission on June 12, 1995.


              (b) Form of Amendment No. 1 to Distribution Agreement among the Registrant, The Shareholders Services Group, Inc. d/b/a 440 Financial and 440 Financial Distributors, Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds is incorporated herein by reference to Exhibit (5)(b) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.

              (c) Form of Amendment No. 2 to Distribution Agreement among the Registrant, The Shareholder Services Group, Inc. d/b/a 440 Financial and 440 Financial Distributors, Inc. is incorporated herein by reference to Exhibit (6)(c) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.


        (7)   None.

        (8)   (a)  Global Custody Agreement between the Registrant and The
                   Chase Manhattan Bank,
                    N.A. dated as of November 1, 1991 is
                   incorporated herein by reference to Exhibit (8)(a) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on December 3, 1991.

              (b) Consent to Assignment of Global Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and 440 Financial Group of Worcester, Inc. to The Shareholder Services Group, Inc. d/b/a 440 Financial dated March 31, 1995 is incorporated herein by reference to Exhibit (8)(b) to Post-Effective Amendment
                   No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.

        (9)   (a)  Administration Agreement between the Registrant and The
                   Shareholder Services

                   Group, Inc. d/b/a 440 Financial dated March 31, 1995 is incorporated herein by reference to Exhibit (9)(a) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 12, 1995.

              (b) Form of Amendment No. 1 to Administration Agreement between the Registrant and The Shareholder Services Group, Inc. d/b/a 440 Financial with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds is incorporated herein by reference to Exhibit (9)(b) to Post Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.

              (c) Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc. d/b/a 440 Financial dated as of March 31, 1995 is incorporated herein by reference to Exhibit (9)(b) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 12, 1995.


              (d) Form of Amendment No. 1 to Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc. d/b/a 440 Financial is incorporated herein by reference to Exhibit (9)(d) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.


              (e) Fee Letter Agreement dated as of March 31, 1995 between the Registrant and The Shareholder Services Group d/b/a 440 Financial is incorporated herein by reference to Exhibit
                   (9)(e) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.


              (f) Shareholder Services Plan and Related Forms of Servicing Agreements are incorporated herein by reference to Exhibit
                   (9)(g) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form

                 N-1A, as filed with the Commission on July 15, 1994.

      *(10) Opinion of counsel that shares are validly issued, fully paid and non-assessable.

      (11)   (a)  Consent of Coopers & Lybrand L.L.P.

             (b)  Consent of Drinker Biddle & Reath.
^
      (12)   None.


      (13)   (a)  Purchase Agreement between the Registrant and Shearson Lehman
                  Brothers Inc. dated August 10, 1986 is incorporated herein by reference to Exhibit (13) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 18, 1987.

             (b) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds is incorporated herein by reference to Exhibit (13)(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on October 18, 1990.

             (c) Purchase Agreement between the Registrant and SMA Equities, Inc. dated December 30, 1991 with respect to the Small Company Equity Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Asset Allocation Fund, and New York Municipal Bond Fund is incorporated herein by reference to Exhibit (13)(c) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on December 30, 1991.

             (d) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond,

_____________

   *    Filed pursuant to Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

                  Rhode Island Municipal Bond and Institutional Treasury Money Market Funds is incorporated herein by reference to Exhibit
                  (13)(d) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 31, 1993.

             (e) Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. dated May 19, 1994 with respect to the Corporate Bond Fund is incorporated herein by reference to Exhibit (13)(e) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 28, 1995.


             (f) Form of Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds is incorporated herein by reference to Exhibit (13)(j) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 17, 1995.


             (g) Form of Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. with respect to Retail B Shares of the Short-Term Bond, High Quality Bond, Tax-Exempt Bond, Equity Value, Equity Growth, Small Company Equity, Asset Allocation and Growth and Income Funds is incorporated herein by reference to Exhibit (13)(g) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.

      (14) Individual Retirement Account Custodial Agreement and Accompanying Disclosure Statement with Adoption Agreement and New Account Application is incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on December 30, 1991.

      (15) Distribution and Services Plan for Retail B Shares and Form of Servicing Agreement is incorporated herein by reference to Exhibit (15) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on September 29, 1995.

     (16)   (a)   Schedules for computation of performance quotations for the
                  Money Market and Government Funds provided in the Registration Statement in response to Item 22 of Form N-1A are incorporated herein by reference to Exhibit
                  (16) (a) to Post-Effective Amendment No. 3 to the
                  Registrant's Registration Statement on
                  Form N-1A, as filed with the Commission on January 4, 1989.

            (b) Schedules for computation of performance quotations for the Intermediate Bond and Equity Value Funds provided in the Registration Statement in response to Item 22 of Form N-1A are incorporated herein by reference to Exhibit (16)(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on October 18, 1990.

           (c) Schedule for computation of performance quotations for the Tax-Exempt Fund provided in the Registration Statement in response to Item 22 of Form N-1A are incorporated herein by reference to Exhibit (16)(c) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on February 28, 1991.

            (d) Schedule for computation of performance quotations - Equity Growth Fund is incorporated herein by reference to Exhibit
                 (16)(d) to the Registrant's Registration Statement on Form N-1A filed, as filed with the Commission on June 23, 1992.

            (e) Schedule for computation of performance quotations - Equity Income Fund is incorporated herein by reference to Exhibit
                 (16)(e) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (f) Schedule for computation of performance quotations - High Quality Bond Fund is incorporated herein by reference to Exhibit (16)(f) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (g) Schedule for computation of performance quotations - International Equity Fund is incorporated herein by reference to Exhibit (16)(g) to the Registrant's Registration

                 Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (h) Schedule for computation of performance quotations - Small Company Equity Fund is incorporated herein by reference to Exhibit (16)(h) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (i) Schedule for computation of performance quotations - Asset Allocation Fund is incorporated herein by reference to Exhibit
                 (16)(i) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (j) Schedule for computation of performance quotations - Short-Term Bond Fund is incorporated herein by reference to Exhibit (16)(j) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (k) Schedule for computation of performance quotations - Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (16)(k) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (l) Schedule for computation of performance quotations - New York Municipal Bond Fund is incorporated herein by reference to Exhibit (16)(l) to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 23, 1992.

            (m) Schedule for computation of performance quotations - Connecticut Municipal Bond Fund is incorporated herein by reference to Exhibit (16)(m) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 31, 1993.

            (n) Schedule for computation of performance quotations - Massachusetts Municipal Bond Fund is incorporated herein by reference to Exhibit (16)(n) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 31, 1993.

            (o) Schedule for computation of performance quotations - Institutional Treasury Money Market Fund is incorporated herein by reference to Exhibit (16)(o) to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on August 31, 1993.
            (p) Schedule for computation of performance quotations - Rhode Island Municipal Bond Fund is incorporated herein by reference to Exhibit (16)(p) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 12, 1995.

           (q) Schedule for computation of performance quotations - Corporate Bond Fund is incorporated herein by reference to Exhibit
                (16)(q) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on June 12, 1995.

     (18) Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (18) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, as filed with the Commission on October 10, 1995.


    (27)   (a)  Financial Data Schedule as of October 31,
                1995 for the Short-Term Bond Fund.

           (b)  Financial Data Schedule as of October 31,
                1995 for the Intermediate Government Income
                Fund.

           (c)  Financial Data Schedule as of October 31,
                1995 for the High Quality Bond Fund.


Item 25.   Persons Controlled By or Under Common Control with
           Registrant

           Registrant is controlled by its Board of Trustees.

Item 26.   Number of Holders of Securities


           The following is as of ^ December 22, 1995:

           Title of Class                          Number of Record Holders

           Class A Shares                                71,422^
           Class A - Special Series 1 Shares              5,062^
           Class B Shares                                20,641^
           Class B - Special Series 1 Shares              4,104^
           Class C Shares                                 1,553^
           Class C - Special Series 1 Shares             14,428^
           Class D Shares                                 2,867^
           Class D - Special Series 1 Shares              8,567^
           Class E Shares                                 3,497^
           Class E - Special Series 1 Shares              1,773^
           Class F Shares	                               14,418^
           Class F - Special Series 1 Shares              1,800^
           Class G - Series 1 Shares                      1,996^
           Class G - Series 2 Shares                      7,398^
           Class H - Series 1 Shares                      3,058^
           Class H - Series 2 Shares                     15,565^
           Class I - Series 1 Shares                      1,514^
           Class I - Series 2 Shares                     10,535^
           Class J - Series 1 Shares                      1,718^
           Class J - Series 2 Shares                      2,769^
           Class K - Series 1 Shares                      1,466^
           Class K - Series 2 Shares                     10,129^
           Class L - Series 1 Shares                        745^
           Class L - Series 2 Shares                      3,093^
           Class M - Series 1 Shares                        628^
           Class M - Series 2 Shares                      1,648^
           Class N - Series 1 Shares                        387^
           Class N - Series 2 Shares                      9,466^
           Class O - Series 1 Shares                        245^
           Class O - Series 2 Shares                      1,940^
           Class P - Series 1 Shares                         75^
           Class P - Series 2 Shares                      1,307^
           Class Q - Series 1 Shares                        137^
           Class Q - Series 2 Shares                      1,351^
           Class R - Series 1 Shares                         53^
           Class R - Series 2 Shares                        192^
           Class S - 1 Shares                               550^
           Class T - Series 1 Shares                        342^
           Class T - Series 2 Shares                          0^



           Class U - Series 1 Shares                        527^
           Class U - Series 2 Shares                      7,831^
           Class V - Shares                               1,152^
           Class W - Shares                                 812^
           Class X - Series 1 Shares                        415^

           Class X - Series 2 Shares                      5,386^


Item 27.   Indemnification

           Indemnification of the Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively in
Section 1.15 of the Distribution Agreement incorporated herein by reference as Exhibit (6)(a), in Section 12 of the Global Custody Agreement incorporated herein by reference as Exhibit (8)(a) and in Sections 15 and 17 of the Transfer Agency Agreement, incorporated herein by reference as Exhibit 9(c). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference to Exhibit (1)(a) hereto, provides as follows:

     9.3 Indemnification of Trustees, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is
         subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. (a)  Business and Other Connections of Investment Adviser

              Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

              The list required by this Item 28 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

         (b)  Business and Other Connections of Sub-Adviser

              Wellington Management Company ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

              The list required by this Item 28 of the partners of Wellington Management, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).

Item 29.  Principal Underwriter

        (a) In addition to The Galaxy Fund, 440 Financial Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy VIP Fund, Galaxy Fund II, The Kent Funds and Armada Funds (formerly known as NCC Funds). The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation, 53 State Street, Mail Stop BOS 425, Boston, MA
             02109.

        (b) The information required by this Item 29 (b) with respect to each director, officer, or partner of 440 Financial Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).


        (c) The Distributor receives no compensation from the Registrant for distribution of its shares other than payments for distribution assistance pursuant to Registrant's Distribution and Services Plan for Retail B Shares. The Distributor is an affiliated person of ^ First Data Investor Services Group, Inc. ^(formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial), the Registrant's administrator, which receives administration, fund accounting and transfer agency fees as described in parts A and B.


Item 30.  Location of Accounts and Records

         (1) Fleet Investment Advisors Inc., 50 Kennedy Plaza, 2nd Floor, Providence, Rhode Island 02903 (records relating to its functions as investment adviser to all of the Registrant's Funds).

        (2) Wellington Management Company, 75 State Street, Boston, Massachusetts 02109 (records relating to its functions as sub-investment adviser to the International Equity Fund).


        (3) 440 Financial Distributors, Inc., ^ 290 Donald Lynch Boulevard, Marlboro, Massachusetts ^ 01752 (records relating to its functions as distributor).

       (4) ^ First Data Investor Services Group, Inc. ^ (formerly known as The Shareholder Services Group, Inc. d/b/a 440 Financial) 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its functions as administrator and transfer agent).


        (5) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

        (6) The Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as custodian).

Item 31.  Management Services

          Inapplicable.

Item 32. Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest available Annual Reports to Shareholders which includes Management's Discussion of the Registrant's performance, upon request and without charge.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. ^ 26 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pawtucket, State of Rhode Island, on the ^ 29th day of ^ December, 1995.


                                              THE GALAXY FUND
                                              Registrant


                                            /s/ John T. O'Neill
                                                John T. O'Neill
                                                President
                                                John T. O'Neill


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. ^ 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                   Title                         Date


/s/ John T. O'Neill          Trustee, President          ^ December 29, 1995
    John T. O'Neill             and Treasurer

*/s/ Dwight E. Vicks, Jr.    Chairman of the Board       ^ December 29, 1995
     Dwight E. Vicks, Jr.        of Trustees

*/s/ Donald B. Miller        Trustee                     ^ December 29, 1995
     Donald B. Miller

*/s/ Louis DeThomasis        Trustee                     ^ December 29, 1995
     Louis DeThomasis

*/s/ Bradford S. Wellman     Trustee                     ^ December 29, 1995
     Bradford S. Wellman

*/s/ James M. Seed           Trustee                     ^ December 29, 1995
     James M. Seed

*By:/s/ John T. O'Neill
        John T. O'Neill
        Attorney-In-Fact

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: November 30, 1989            /s/ John T. O'Neill
                                        _______________

                                        John T. O'Neill

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: November 30, 1989             /s/ Dwight E. Vicks, Jr.
                                         ____________________

                                         Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: November 30, 1989                  /s/ Donald B. Miller
                                              ________________

                                              Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: November 30, 1989          /s/ Brother Louis DeThomasis
                                      ________________________

                                      Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY

  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated: November 30, 1989             /s/ Bradford S. Wellman
                                         ___________________

                                         Bradford S. Wellman

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might of could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.


Dated: November 30, 1989            /s/ James M. Seed
                                        _____________

                                        James M. Seed